VIA EDGAR

May 4, 1999

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:  THE KENT FUNDS (the "Trust") (File Nos. 33-00398 and 811-4824)


Ladies and Gentlemen:

Pursuant to Rule 497(c) under the Securities Act of 1933, as amended, transmitted herewith are the Trust's Prospectus and Statement of Additional Information dated May 1, 1999.

If you have any questions concerning this matter, please call me at
(614) 470-8038.

Very truly yours,

/s/ Martin R. Dean

Martin R. Dean
Treasurer
The Kent Funds



Copies to:  Diana McCarthy

[KENT FUNDS RIGHT ON THE MONEY LOGO APPEARS HERE]


Prospectus                 EQUITY FUNDS


May 1, 1999                Kent Growth and Income Fund

                           Kent Index Equity Fund

                           Kent Large Company Growth Fund

                           Kent Small Company Growth Fund

                           Kent International Growth Fund

                           BOND FUNDS

                           Kent Income Fund

                           Kent Intermediate Bond Fund

                           Kent Short Term Bond Fund

                           MUNICIPAL BOND FUNDS

                           Kent Tax-Free Income Fund

                           Kent Intermediate Tax-Free Fund

                           Kent Michigan Municipal Bond Fund

                           MONEY MARKET FUNDS

                           Kent Money Market Fund

                           Kent Government Money Market Fund

                           Kent Michigan Municipal Money Market Fund

                           -----------------------------------------------
                             NEED INFORMATION?

                             Call 1-800-633-KENT (5368)
                             or your Investment Representative.
                           -----------------------------------------------

                             THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PRO-SPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTA-TION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF
CONTENTS

     Carefully review   RISK/RETURN SUMMARY AND FUND EXPENSES
  this important sec-
   tion, which summa-
    rizes each Fund's
  investments, risks,
    past performance,
            and fees.

                      3 Overview

                       EQUITY FUNDS

                      4 Investment Objectives,
                        Principal Investment Strategies and
                        Performance Information

                      9 Principal Risks

                     11 Fees and Expenses

                       BOND FUNDS

                     12 Investment Objectives,
                        Principal Investment Strategies and
                        Performance Information

                     16 Principal Risks

                     17 Fees and Expenses

                       MUNICIPAL BOND FUNDS

                     18 Investment Objectives,
                        Principal Investment Strategies and
                        Performance Information

                     21 Principal Risks

                     23 Fees and Expenses

                       MONEY MARKET FUNDS

                     24 Investment Objectives,
                        Principal Investment Strategies and
                        Performance Information

                     27 Principal Risks

                     29 Fees and Expenses

                        ADDITIONAL INFORMATION

                      30 Investing for Defensive Purposes

                      30 Year 2000 and the Kent Funds


  Review this section   FUND MANAGEMENT
          for details
    on the people and 31 Investment Adviser
        organizations
      who oversee the 32 Portfolio Managers
               Funds.
                      32 Distributor, Administrator and Sub-Administrator

  Review this section   SHAREHOLDER INFORMATION
       for details on
       how shares are 33 Pricing of Fund Shares valued, how to pur-
      chase, sell and 34 Purchasing and Selling Your Investment Shares exchange shares, related charges and 40 Purchasing and Selling Your Institutional Shares
          payments of
        dividends and 40 General Policies on Selling Shares distributions.
                      41 Distribution and Service Fees

                      42 Exchanging Your Shares

                      43 Dividends and Distributions

                      43 Taxation


                      45 FINANCIAL HIGHLIGHTS


                        BACK COVER

                         Where to learn more about the Funds

      RISK/RETURN SUMMARY AND FUND EXPENSES



OVERVIEW

This prospectus describes the following funds offered by the Kent Funds (the "Funds"). On the following pages, you will find important information about each Fund, including:

 .the investment objective

 .principal investment strategy

 .performance information

 .fees and expenses, and

 .principal risks associated with each Fund

The Funds are managed by Lyon Street Asset Management Company ("Lyon Street" or the "Adviser").

Equity Funds

Growth and Income Fund        Risk/Return Profile of Mutual Funds

Index Equity Fund             [CHART APPEARS HERE]

Large Company Growth Fund

Small Company Growth Fund

International Growth Fund

Bond Funds

Income Fund

Intermediate Income Fund

Short Term Bond Fund

Municipal Bond Funds

Tax-Free Income Fund

Intermediate Tax-Free Fund

Michigan Municipal Bond Fund

Money Market Funds

Money Market Fund

Government Money Market Fund

Michigan Municipal Money Market Fund

                       Principal Risks of the Funds

                                              Foreign   Interest
                            Market Selection Investment   Rate   Credit Concentration
                             Risk    Risk       Risk      Risk    Risk      Risk
-------------------------------------------------------------------------------------
  Growth and Income Fund       X        X
-------------------------------------------------------------------------------------
  Index Equity Fund            X        X
-------------------------------------------------------------------------------------
  Large Company Growth
   Fund                        X        X
-------------------------------------------------------------------------------------
  Small Company Growth
   Fund                        X        X
-------------------------------------------------------------------------------------
  International Growth
   Fund                        X        X         X                            X
-------------------------------------------------------------------------------------
  Income Fund                  X        X                   X       X
-------------------------------------------------------------------------------------
  Intermediate Income Fund     X        X                   X       X
-------------------------------------------------------------------------------------
  Short Term Bond Fund         X        X                   X       X
-------------------------------------------------------------------------------------
  Tax-Free Income Fund         X        X                   X       X
-------------------------------------------------------------------------------------
  Intermediate Tax-Free
   Fund                        X        X                   X       X
-------------------------------------------------------------------------------------
  Michigan Municipal Bond
   Fund                        X        X                   X       X          X
-------------------------------------------------------------------------------------
  Money Market Fund            X        X                   X       X
-------------------------------------------------------------------------------------
  Government Money Market
   Fund                        X        X                   X       X
-------------------------------------------------------------------------------------
  Michigan Municipal Money
   Market Fund                 X        X                   X       X          X

A complete description of these and other risks can be found in the sections "Equity Funds - Principal Risks," "Bond Funds - Principal Risks," "Municipal Bond Funds - Principal Risks" and "Money Market Funds - Principal Risks."

      RISK/RETURN SUMMARY AND FUND EXPENSES--EQUITY FUNDS

KENT GROWTH AND INCOME FUND

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES
                         Long-term capital growth with current income as a secondary objective.

PRINCIPAL INVESTMENT     The Fund normally invests at least 65% of its total
STRATEGIES               assets in equity securities of U.S. companies each
                         having $100 million or more in market capitalization,
--------------------     that are traded on the New York Stock Exchange, Amer-
 Market                  ican Stock Exchange or over-the-counter. The Fund in-
 Capitalization          tends to invest at least 65% of its total assets in
 is a common             equity securities that Lyon Street believes have po-
 measure of the          tential primarily for capital growth and secondarily
 size of a               for income. A portion of the Fund's assets may be in-
 company. It is          vested in preferred stock or bonds convertible into
 the market price        common stock. The Fund expects to earn current income
 of a share of           mainly from stock dividends and from interest on con-
 the company's           vertible bonds. The average market capitalization of
 stock multiplied        the Fund's portfolio securities was $32.7 billion as
 by the number of        of December 31, 1998.
 shares that are
 outstanding.
----------------------

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and as compared to broad-based securities in-dex. The Standard and Poor's 500 Composite Stock Price Index (the "S&P 500") in the table below is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange.

Performance Bar Chart and Table
Year-by-Year Total Returns as of 12/31 for Institutional Shares

(Both the chart and the table assume reinvestment of dividends and distribu-tions.)

The returns for Investment Shares will be lower than the Institutional Shares' returns shown in the bar chart because expenses of the classes differ.


      [BAR CHART APPEARS HERE]

           1993    11.98%
           1994     0.51%
           1995    34.91%
           1996    19.47%
           1997    24.14%
           1998    28.07%

Best quarter: Q4 199821.19%

Worst quarter: Q3 1998-9.38%

Past performance does not indicate how the Fund will perform in the future.


Average Annual Total Returns (for the periods ending December 31, 1998)

                        Inception Date Past Year Past 5 Years Since Inception
-----------------------------------------------------------------------------
  Investment Shares         12/1/92     27.68%      20.58%        18.90%
-----------------------------------------------------------------------------
  Institutional Shares      11/2/92     28.07%      20.83%        19.46%
-----------------------------------------------------------------------------
  S&P 500 Index            10/31/92     28.60%      24.05%        21.86%
-----------------------------------------------------------------------------

RISK/RETURN SUMMARY AND FUND EXPENSES

KENT INDEX EQUITY FUND

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES    Long-term capital appreciation with current income as
                         a secondary objective.

PRINCIPAL INVESTMENT     To achieve its objectives, the Fund invests substan-
STRATEGIES               tially all of its assets in common stock of companies
                         that make up the S&P 500. Lyon Street will generally
                         try to match the industry composition of the S&P 500;
                         however, the Fund may be invested in the S&P 500 com-
                         panies in different proportions. The Fund will try to
                         achieve a close correlation between the performance
                         that it generates and that of the S&P 500. Several
                         factors may affect the Fund's ability to exactly
                         track the S&P 500's performance, including the timing
                         of purchases and redemptions, changes in securities
                         markets and in the size of the Fund.
--------------------------------------------------------------------------------

PERFORMANCE INFORMATION
-----------------------

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and as compared to a broad-based securities index. The Standard and Poor's 500 Composite Stock Price Index (the "S&P 500") in the table below is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange.

Performance Bar Chart and Table
Year-by-Year Total Returns as of 12/31 for Institutional Shares

(Both the chart and the table assume reinvestment of dividends and distribu-tions.)

The returns for Investment Shares will be lower than the Institutional Shares' returns shown in the bar chart because expenses of the classes differ.


        [BAR CHART APPEARS HERE]

             1993     9.11%
             1994     0.86%
             1995    36.23%
             1996    22.18%
             1997    32.55%
             1998    28.26%


Best quarter: Q4 199821.26%

Worst quarter: Q3 1998-9.99%

Past performance does not indicate how the Fund will perform in the future.


Average Annual Total Returns (for the periods ending December 31, 1998)

                        Inception Date Past Year Past 5 Years Since Inception
-----------------------------------------------------------------------------
  Investment Shares        11/25/92     27.93%      23.05%        20.60%
-----------------------------------------------------------------------------
  Institutional Shares      11/2/92     28.26%      23.33%        21.08%
-----------------------------------------------------------------------------
  S&P 500 Index            10/31/92     28.60%      24.05%        21.86%
-----------------------------------------------------------------------------

RISK/RETURN SUMMARY AND FUND EXPENSES

KENT LARGE COMPANY GROWTH FUND

--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE        Long-term capital appreciation.

PRINCIPAL INVESTMENT        The Fund normally invests at least 65% of its total
STRATEGIES                  assets in equity securities of U.S. companies with
                            at least $4 billion in market capitalization. The
                            Fund intends to invest at least 65% of its total
                            assets in securities of companies which Lyon Street
                            believes have potential for above-average growth as
                            measured by projected earnings per share and growth
                            in sales.
--------------------------------------------------------------------------------

No performance information
is shown for the Large
Company Growth Fund which
has not commenced
operations as of the date
of this prospectus.

RISK/RETURN SUMMARY AND FUND EXPENSES

KENT SMALL COMPANY GROWTH FUND

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES      Long-term capital appreciation.

PRINCIPAL INVESTMENT       The Fund normally invests at least 65% of its total
STRATEGIES                 assets in the equity securities of a diverse group of
                           companies whose market capitalizations are less than
----------------------     $2 billion at the time of purchase. The Fund intends
 Market                    to invest at least 65% of its total assets in equity
 Capitalization            securities of companies that Lyon Street believes
 is a common               have above-average potential for growth in revenues,
 measure of the            earnings or assets. The Fund intends generally to
 size of a                 purchase common stock issued by companies that meet
 company. It is            this market capitalization criteria that are listed
 the market price          on the New York Stock Exchange, but may also purchase
 of a share of             shares of companies that meet this capitalization
 the company's             criteria that are listed on other U.S. securities ex-
 stock multiplied          changes or trade over the counter. The value of the
 by the number of          shares purchased will be based on the company's capi-
 shares that are           talization relative to all of the other eligible com-
 outstanding.              panies. Lyon Street may elect to exclude an eligible
----------------------     company from the Fund's portfolio if it believes the
                           company is in financial difficulty or if it believes
                           that the company's stock is too illiquid. Lyon Street
                           will consider selling shares if the issuer's market
                           capitalization increases to the point that it is
                           ranked in the top half of all NYSE companies.
--------------------------------------------------------------------------------

PERFORMANCE INFORMATION
-----------------------

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and as compared to a broad-based securities index. The Russell 2000 In-dex, in the table below, is an unmanaged index of the smallest 2,000 companies in the Russell 3000 Index, as ranked by total market capitalization. The Russell 2000 is widely regarded in the industry as an index that accurately reflects the universe of small capitalization stocks.

Performance Bar Chart and Table
Year-by-Year Total Returns as of 12/31 for Institutional Shares

(Both the chart and the table assume reinvestment of dividends and distribu-tions.)


The returns for Investment Shares will be lower than the Institutional Shares' returns shown in the bar chart because expenses of the classes differ.


        [BAR CHART APPEARS HERE]

           1993     17.04%
           1994     -0.06%
           1995     23.75%
           1996     19.56%
           1997     27.56%
           1998     -6.15%


 Best quarter: Q2 199718.02%

 Worst quarter: Q3 1998-21.20%

Past performance does not indicate how the Fund will perform in the future.


Average Annual Total Returns (for the periods ending December 31, 1998)

                        Inception Date Past Year Past 5 Years Since Inception
-----------------------------------------------------------------------------
  Investment Shares         12/4/92     -6.40%      11.94%        12.94%
-----------------------------------------------------------------------------
  Institutional Shares      11/2/92     -6.15%      12.17%        14.15%
-----------------------------------------------------------------------------
  Russell 2000 Index       10/31/92     -2.55%      11.87%        14.62%
-----------------------------------------------------------------------------

RISK/RETURN SUMMARY AND FUND EXPENSES

KENT INTERNATIONAL GROWTH FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE       Long-term capital appreciation.

PRINCIPAL INVESTMENT       The Fund normally invests at least 65% of its total
STRATEGIES                 assets in the common and preferred stocks of compa-
                           nies located in at least three countries in Europe, Australia and the Far East.

                           Lyon Street considers a country's Gross Domestic Product and market capitalization relative to other countries when determining region and country alloca-tions among Europe, Australia and the Pacific Rim. Allocation among companies is determined based on a stock's market capitalization and industry attrac-tiveness. Stocks are selected from the companies rep-resented in the Morgan Stanley Capital International Europe, Australia and Far East Index (the "EAFE In-dex"). The allocation of Fund assets may shift from time to time from countries that the Fund considers overvalued to countries that it considers underval-ued. Although the Fund seeks to equal or exceed the return of the EAFE Index, the Fund may invest its as-sets in proportions that differ from this index. The Fund is not, therefore, an "index" fund, which typi-cally holds securities in approximately the same pro-portion as the index it attempts to replicate. The Fund may at times invest more than 25% of its total assets in a particular country.
--------------------------------------------------------------------------------

PERFORMANCE INFORMATION
-----------------------
The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and as compared to a broad-based securities index. The Morgan Stanley Capital International Europe, Australia and Far East Index is a widely recognized, unmanaged index composed of a sample of companies representative of the market structure of 20 European and Pacific Basin countries; the Morgan Stanley Capital International Europe Index is an unmanaged index of European stocks; and the Morgan Stanley Capital International Pacific Index is an unmanaged index of stocks in the Pacific re-gion.

Performance Bar Chart and Table
Year-by-Year Total Returns as of 12/31 for Institutional Shares

(Both the chart and the table assume reinvestment of dividends and distribu-tions.)

                           [BAR CHART APPEARS HERE]

                 1993    1994    1995    1996    1997    1998
                 ----    ----    ----    ----    ----    ----
                 30.32%  5.73%   13.00%  5.87%   2.54%   17.92%


                  Best quarter: Q4 1998   19.50%

                  Worst quarter: Q3 1998 -13.69%

                  Past performance does not indicate how the Fund will perform in the future.

The returns for Investment Shares will be lower than the Institutional Shares' returns shown in the bar chart because expenses of the classes differ.

Average Annual Total Returns (for the periods ending December 31, 1998)
-----------------------------------------------------------------------

                                   Inception Date Past Year Past 5 Years Since Inception
----------------------------------------------------------------------------------------
  Investment Shares                    12/4/92     17.60%       8.62%        11.77%
----------------------------------------------------------------------------------------
  Institutional Shares                 12/4/92     17.92%       8.87%        12.07%
----------------------------------------------------------------------------------------
  Morgan Stanley Capital
  International Europe, Australia
  and Far East Index                  11/30/92     20.33%       9.50%        13.01%
----------------------------------------------------------------------------------------
  Morgan Stanley Capital
  International Europe Index          11/30/92     28.91%      19.53%        21.33%
----------------------------------------------------------------------------------------
  Morgan Stanley Capital
  International Pacific Index         11/30/92      2.69%      -3.95%         1.57%
----------------------------------------------------------------------------------------

RISK/RETURN SUMMARY AND FUND EXPENSES

PRINCIPAL RISKS
--------------------------------------------------------------------------------

Principal                Investing in the Equity Funds involves risks common
Investment Risks -       to any investment in securities. By itself, no Fund
  All Equity Funds       constitutes a balanced investment program.

                         An investment in an Equity Fund is not a bank deposit and is not insured or guaranteed by the Federal De-posit Insurance Corporation or any other government agency.

                         The Equity Funds will invest principally in common stocks, which have historically presented greater po-tential for capital appreciation than fixed income securities, but do not provide the same protection of capital or assurance of income. There is no guarantee that the Funds will meet their goals. When you sell your shares in the Funds, they may be worth more or less than you paid for them. It is possible to lose money by investing in the Funds.

                         Two principal risks of equity investing are market risk and selection risk. Market risk means that the stock market in general has ups and downs, which may affect the performance of any individual stock. Se-lection risk means that the particular stocks that are selected for a Fund may underperform the market or other funds with similar objectives.

Additional               Investment Style Risk
Principal                While stocks of smaller companies can provide greater
Investment Risks         growth potential and potentially higher returns, they
                         carry higher risks than those of larger companies.
                         They may trade infrequently or in lower volumes, mak-ing it difficult for a Fund to sell its shares at the price it wants. Smaller companies may be more sensi-tive to changes in the economy overall. Historically, small company stocks have been more volatile than those of larger companies. As a result, the Small
                         Company Growth Fund's net asset value may be subject to rapid and substantial changes. The Growth and In-come Fund is also subject to the same risk.

                         Growth stocks offer strong revenue and earnings po-tential and accompanying capital growth, with less dividend income than value stocks. Growth stocks present the risk that they may not perform as well as other types of stocks, such as value stocks. Each of the Equity Funds may invest in growth stocks.

                         Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book ratios. Value stocks present the risk that they may not perform as well as other types of stocks, such as growth stocks. Each of the Equity Funds may invest in value stocks.

                         Indexing is a strategy whereby the Index Equity Fund attempts to weight its securities to match those of a broadly-based securities index (the S&P 500) in an attempt to approximate the index's performance. There is the risk that the Index Equity Fund's investment results may fail to match those of the S&P 500. There is also the risk that if the S&P 500 does not perform well, the investment results of the Index Equity Fund may not be as favorable as other funds.

RISK/RETURN SUMMARY AND FUND EXPENSES

--------------------------------------------------------------------------------

                         Foreign Investment Risk
                         -----------------------

                         Investment in the International Growth Fund involves additional risks not present in equity funds which invest in shares of U.S. companies.

                         Stocks of foreign companies are subject to special risks:
                         . Currency risk means that fluctuations in foreign
                           exchange rates could affect the dollar value of a Fund's securities. A decline in the value of a for-eign currency versus the U.S. dollar reduces the dollar value of securities denominated in that cur-rency.

                         . Compared to companies in the U.S., there is gener-
                           ally less publicly available information about for-eign companies and there may be less government oversight of foreign stock exchanges and the compa-nies traded on them. There may also be less strin-gent accounting, auditing and financial reporting standards. In addition, foreign markets may have lower trading volumes, resulting in stocks that may be more difficult to sell and more volatile in price. Investments in some foreign countries could be subject to such factors as expropriation, con-fiscation or difficulties enforcing contracts. All of these factors can make foreign investments more risky than U.S. investments.

                         . Furthermore, transaction fees may be higher for
                           foreign investments, due to higher brokerage com-missions, fees on currency exchanges, and possible imposition of dividend or interest withholding by foreign governments. These may cause higher trans-action costs which can result in lower returns or decreased liquidity.

                         Concentration Risk
                         ------------------

                         The International Growth Fund may invest more than 25% of its assets in a particular foreign country. A concentration of investments in any one country could expose the Fund to increased risk due to changes in the economic or political environment within that country.

                         A full discussion of all permissible investments can be found in the Statement of Additional Information.

Who May Want to          Consider investing in an Equity Fund if you are:
Invest?                  .pursuing a long-term goal such as retirement
                         .seeking to add a growth component to your portfolio
                         .willing to accept higher risks of investing in the
                          stock market in exchange for potentially higher long term returns

                         The Equity Funds will not be appropriate for anyone:
                         .seeking monthly income
                         .pursuing a short-term goal or investing emergency
                          reserves
                         .seeking safety of principal

RISK/RETURN SUMMARY AND FUND EXPENSES

FEES AND EXPENSES
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

                                                           GROWTH AND                 INDEX                LARGE COMPANY
                                                          INCOME FUND              EQUITY FUND              GROWTH FUND
                                                    Investment Institutional Investment Institutional Investment Institutional
                                                      Shares      Shares       Shares      Shares       Shares      Shares
------------------------------------------------------------------------------------------------------------------------------
Shareholder Fees
(fees paid
directly from
your investment)
Maximum Sales
Charge (Load)
Imposed on
Purchases                                              None        None         None        None         None        None
Annual Fund
Operating
Expenses
(expenses that
are deducted
from Fund
assets)
Management Fees                                      0.70%       0.70%        0.30%/2/    0.30%/2/     0.70%       0.70%
Distribution
(12b-1) Fees/6/                                      0.25%         None       0.25%         None       0.25%         None
Other Expenses                                       0.24%/1/    0.24%/1/     0.25%/2/    0.25%/2/     0.40%/3/    0.40%/3/
                                                     --------    --------     --------    --------     --------    --------
Total Annual
Fund
Operating Expenses                                   1.19%/1/    0.94%/1/     0.80%/2/    0.55%/2/     1.35%/3/    1.10%/3/
Fee Waiver                                           0.01%/1/    0.01%/1/     0.13%/2/    0.13%/2/        -            -
                                                     --------    --------     --------    --------     --------    --------
Net Annual Fund
Operating Expenses                                   1.18%/1/    0.93%/1/     0.67%/2/    0.42%/2/     1.35%       1.10%
--------------------------------------------------
                                                     ========    ========     ========    ========     ========    ========
                                                         SMALL COMPANY            INTERNATIONAL
                                                          GROWTH FUND              GROWTH FUND
                                                    Investment Institutional Investment Institutional
                                                      Shares      Shares       Shares      Shares
------------------------------------------------------------------------------------------------------------------------------
Shareholder Fees
(fees paid
directly from
your investment)
Maximum Sales
Charge (Load)
Imposed on
Purchases                                              None        None         None        None
Annual Fund
Operating
Expenses
(expenses that
are deducted
from Fund
assets)
Management Fees                                      0.70%       0.70%        0.75%       0.75%
Distribution
(12b-1) Fees/6/                                      0.25%         None       0.25%         None
Other Expenses                                       0.25%/4/    0.25%/4/     0.31%/5/    0.31%/5/
                                                    ---------- ------------- ---------- -------------
Total Annual
Fund
Operating Expenses                                   1.20%/4/    0.95%/4/     1.31%/5/    1.06%/5/
Fee Waiver                                           0.01%/4/    0.01%/4/     0.01%/5/    0.01%/5/
                                                    ---------- ------------- ---------- -------------
Net Annual Fund
Operating Expenses                                   1.19%/4/    0.94%/4/     1.30%/5/    1.05%/5/
--------------------------------------------------
                                                    ========== ============= ========== =============

 1 The Fund's Administrator has contractually agreed to waive a portion of the administration fee at least until December 31, 1999. As a result, Other Expenses would be 0.23%. You will be notified if the waiver is discontinued after that date.

 2 The Fund's Investment Adviser and its Administrator have contractually agreed to waive a portion of their investment advisory and administration fees at least until December 31, 1999. As a result, Management Fees would be 0.25% for each class and Other Expenses would be 0.17% for each class. You will be notified if either of these waivers is discontinued after that date.

 3 The Fund's Administrator has contractually agreed to waive a portion of the administration fee at least until December 31, 1999. As a result, Other Expenses are expected to be 0.39% for both classes. You will be notified if the waiver is discontinued after that date. Expenses for the Large Company Growth Fund are estimated based on expenses expected to be incurred in the current fiscal year.

 4 The Fund's Administrator has contractually agreed to waive a portion of the administration fee at least until December 31, 1999. As a result, Other Expenses would be 0.24% for each class. You will be notified if the waiver is discontinued after that date.

 5 The Fund's Administrator has contractually agreed to waive a portion of the administration fee at least until December 31, 1999. As a result, Other Expenses would be 0.30% for each class. You will be notified if the waiver is discontinued after that date.

 6 Investors should be aware that, due to the distribution fees, a long term shareowner in a Fund may pay over time more than the economic equivalent of the maximum front-end sales charge permitted under the rules of the National Association of Securities Dealers, Inc.

Example: This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The Example as-sumes:
 .  $10,000 investment
 .  5% annual return
 .  redemption at the end of each period

 . no changes in the Fund's operating expenses, except for the expiration of the current contractual fee waivers on December 31, 1999 (with the exception of the Large Company Growth Fund which assumes no contractual fee waivers)

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                        GROWTH AND                 INDEX                LARGE COMPANY            SMALL COMPANY
                       INCOME FUND              EQUITY FUND              GROWTH FUND              GROWTH FUND
                 Investment Institutional Investment Institutional Investment Institutional Investment Institutional
                   Shares      Shares       Shares      Shares       Shares      Shares       Shares      Shares
--------------------------------------------------------------------------------------------------------------------
One Year
 After Purchase    $  120      $   95        $ 68        $ 43        $  137      $  112       $  121      $   96
Three Years
 After Purchase    $  377      $  299        $242        $163        $  428      $  350       $  381      $  302
Five Years
 After Purchase    $  653      $  519        $431        $294        $  739      $  606       $  660      $  525
Ten Years
 After Purchase    $1,442      $1,154        $978        $677        $1,624      $1,340       $1,458      $1,165
                      INTERNATIONAL
                       GROWTH FUND
                 Investment Institutional
                   Shares      Shares
--------------------------------------------------------------------------------------------------------------------
One Year
 After Purchase    $  132      $  107
Three Years
 After Purchase    $  414      $  336
Five Years
 After Purchase    $  717      $  584
Ten Years
 After Purchase    $1,578      $1,293

      RISK/RETURN SUMMARY AND FUND EXPENSES -- BOND FUNDS


KENT INCOME FUND

--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE     Current income.

PRINCIPAL INVESTMENT     The Fund normally invests at least 65% of its total
STRATEGIES               assets in corporate and government debt securities.
                         The Fund is permitted to purchase U.S. Government ob-ligations (those that are issued or guaranteed by the U.S. Government or its agencies or instrumentalities) and investment-grade corporate debt obligations
                         (those that are rated in one of the four highest cat-egories by Nationally Recognized Statistical Rating
                         Organizations ("Rating Agencies"), or unrated securi-ties of comparable quality. However, the Fund intends to invest at least 65% of its total assets in U.S.
                         Government obligations and corporate debt obligations that are rated in one of the three highest categories by Rating Agencies (or unrated securities of compara-ble quality). The Fund will maintain a dollar-weighted average portfolio maturity between seven and twenty years.

                         While maturity and credit quality are the most impor-tant investment factors, the Fund also considers the following when making investment decisions:
                         .Current yield and yield to maturity.
                         .Potential for capital gain.

                         While the Fund will not normally engage in frequent trading of portfolio securities, it will make changes in its investment portfolio from time to time as eco-nomic conditions and market prices dictate based on the Fund's investment objective. The Fund may also sell a security if it falls below the minimum credit quality required for purchase. If the Fund does buy and sell securities frequently, there will be increased transaction costs, which can negatively im-pact Fund performance, and cause additional taxable gains to shareholders.

RISK/RETURN SUMMARY AND FUND EXPENSES

--------------------------------------------------------------------------------

PERFORMANCE INFORMATION

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and as compared to a broad-based securities index. The Lehman Brothers Government/ Corporate Bond Index and the Lehman Brothers Long Government/Corporate Bond Index, in the table below, are unmanaged indices comprised of U.S. Treasury issues, debt of U.S. Government agencies, corporate debt guaranteed by the U.S. Government and all publicly issued, fixed-rate, nonconvertible investment-grade dollar-denominated, SEC-registered corporate debt.


Performance Bar Chart and Table Year-by-Year Total Returns as of 12/31 for Institutional Shares

(Both the chart and the table assume reinvestment of dividends and distribu-tions.)

The returns for Investment Shares will be lower than the Institutional Shares' returns shown in the bar chart because expenses of the classes differ.

                           [BAR CHART APPEARS HERE]

                             1996    1997    1998
                             ----    ----    ----
                             1.19%   10.55%  9.29%

                     Best quarter: Q2 1997   4.63%

                     Worst quarter: Q1 1996 -3.63%

                Past performance does not indicate how the Fund will perform in the future.


Average Annual Total Returns (for the periods ending December 31, 1998)

                                              Inception Date Past Year Since Inception
--------------------------------------------------------------------------------------
  Investment Shares                              3/22/95       9.04%        9.14%
--------------------------------------------------------------------------------------
  Institutional Shares                           3/20/95       9.29%        9.41%
--------------------------------------------------------------------------------------
  Lehman Brothers
  Government/Corporate Bond Index                3/31/95       9.47%        9.48%
--------------------------------------------------------------------------------------
  Lehman Brothers
  Long Government/Corporate Bond Index           3/31/95      11.77%       12.63%
--------------------------------------------------------------------------------------

RISK/RETURN SUMMARY AND FUND EXPENSES

KENT INTERMEDIATE BOND FUND

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE     Current income.

PRINCIPAL INVESTMENT     The Fund normally invests at least 65% of its total
STRATEGIES               assets in corporate and government debt securities.
                         The Fund is permitted to purchase U.S. Government ob-ligations (those that are issued or guaranteed by the U.S. Government or its agencies or instrumentalities) and investment-grade corporate debt obligations
                         (those that are rated in one of the four highest cat-egories by Rating Agencies), or unrated securities of comparable quality. The Fund will maintain a dollar-weighted average portfolio maturity between three and ten years.

                         While maturity and credit quality are the most impor-tant investment factors, the Fund also considers the following when making investment decisions:
                         .Current yield and yield to maturity.
                         .Potential for capital gain.

                         The Fund will actively buy and sell securities or types of securities based on changing economic and market conditions. The Fund may also sell a security if it falls below the minimum credit quality required for purchase. If the Fund buys and sells securities frequently, there will be increased transaction costs, which can negatively impact Fund performance, and cause additional taxable gains to shareholders.

--------------------------------------------------------------------------------

PERFORMANCE INFORMATION
-----------------------
The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and as compared to a broad-based securities index. The Lehman Brothers Intermediate Government/Corporate Bond Index in the table below, is an unmanaged index com-prised of U.S. Treasury issues, publicly issued debt of U.S. Government agencies, corporate debt guaranteed by the U.S. Government and all publicly issued, fixed-rate, nonconvertible investment-grade dollar-denominated, SEC-registered corporate debt.

Performance Bar Chart and Table Year-by-Year Total Returns as of 12/31 for Institutional Shares

(Both the chart and the table assume reinvestment of dividends and distribu-tions.)


The returns for Investment Shares will be lower than the Institutional Shares' returns shown in the bar chart because expenses of the classes differ.

                           [BAR CHART APPEARS HERE]

                 1993    1994    1995    1996    1997    1998
                 ----    ----    ----    ----    ----    ----
                 8.42%   -3.19%  16.18%  3.01%   7.80%   7.65%


                   Best quarter: Q2 1995   5.56%

                   Worst quarter: Q1 1994 -2.55%

                  Past performance does not indicate how the Fund will perform in the future.


Average Annual Total Returns (for the periods ending December 31, 1998)

                            Inception Date Past Year Past 5 Years Since Inception
---------------------------------------------------------------------------------
  Investment Shares            11/25/92      7.26%      5.89%          6.22%
---------------------------------------------------------------------------------
  Institutional Shares          11/2/92      7.65%      6.09%          6.45%
---------------------------------------------------------------------------------
  Lehman Brothers
  Intermediate Government/
  Corporate Bond Index         10/31/92      8.44%      6.60%          6.93%
---------------------------------------------------------------------------------

RISK/RETURN SUMMARY AND FUND EXPENSES

KENT SHORT TERM BOND FUND

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE     Current income.

PRINCIPAL INVESTMENT     The Fund normally invests at least 65% of its total
STRATEGIES               assets in corporate and government debt securities.
                         The Fund is permitted to purchase U.S. Government ob-ligations (those that are issued or guaranteed by the U.S. Government or its agencies or instrumentalities) and investment-grade corporate debt obligations
                         (those that are rated in one of the four highest cat-egories by Rating Agencies), or unrated securities of comparable quality. The Fund will maintain a dollar-weighted average portfolio maturity between one and three years.

                         While maturity and credit quality are the most impor-tant investment factors, the Fund also considers the following when making investment decisions:

                         .Current yield and yield to maturity.

                         .Potential for capital gain.

                         The Fund may also sell a security if it falls below
                         the minimum credit quality required for purchase.
--------------------------------------------------------------------------------

PERFORMANCE INFORMATION

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and as compared to a broad-based securities index. In the table below, the Lehman Brothers 1-3 Year Government Bond Index is an unmanaged index of U.S. Treasury issues and publicly issued debt of U.S. Government agencies with maturities of one to three years; the 91-day Treasury Bill return tracks the investment returns paid on U.S. Treasury bills maturing in 91 days; and, the Consumer Price Index is an unmanaged index measuring price increases in a standardized "market basket" of consumer products.

Performance Bar Chart and Table
Year-by-Year Total Returns as of 12/31 for Institutional Shares
(Both the chart and the table assume reinvestment of dividends and distributions.)

The returns for Investment Shares will be lower than the Institutional Shares' returns shown in the bar chart because expenses of the classes differ.

                           [BAR CHART APPEARS HERE]

                 1993    1994    1995    1996    1997    1998
                 ----    ----    ----    ----    ----    ----
                 3.36%   1.03%   10.53%  4.22%   6.42%   6.14%


                   Best quarter: Q2 1995   3.16%

                   Worst quarter: Q1 1996 -0.01%

                  Past performance does not indicate how the Fund will perform in the future.



Average Annual Total Returns (for the periods ending December 31, 1998)

                            Class Inception Past Year Past 5 Years Since Inception
----------------------------------------------------------------------------------
  Investment Shares             12/4/92       6.00%      5.48%          5.06%
----------------------------------------------------------------------------------
  Institutional Shares          11/2/92       6.14%      5.62%          5.20%
----------------------------------------------------------------------------------
  Lehman Brothers 1-3 Year
  Government Bond Index        10/31/92       6.97%      5.96%          5.84%
----------------------------------------------------------------------------------
  Consumer Price Index         10/31/92       1.61%      2.37%          2.38%
----------------------------------------------------------------------------------
  91-Day Treasury Bill         10/31/92       4.88%      5.02%          4.65%
----------------------------------------------------------------------------------

RISK/RETURN SUMMARY AND FUND EXPENSES

PRINCIPAL RISKS
--------------------------------------------------------------------------------


Principal Investment     Investing in the Bond Funds involves the risks common
Risks -   All Bond Funds to any investment in securities. By itself, no Fund constitutes a balanced investment program.


                         The Bond Funds will invest primarily in fixed income securities, which provide income and a level of pro-tection of capital, but present a lesser potential for capital appreciation than equity securities. There is no guarantee that the Funds will meet their goals. When you sell your shares in the Funds, they may be worth more or less than you paid for them. It is possible to lose money by investing in the Funds.

                         An investment in a Bond Fund is not a bank deposit and is not insured or guaranteed by the Federal De-posit Insurance Corporation or any other government agency.

                         Two principal risks of fixed income (bond) investing are market risk and selection risk. Market risk means that the bond market in general has ups and downs, which may affect the performance of any individual fixed income security. Selection risk means that the particular bonds that are selected for a Fund may underperform the market or other funds with similar objectives.

                         Interest Rate Risk
                         ------------------
                         All bonds fluctuate in value as interest rates fluc-tuate. Generally, as interest rates rise, the value of a Fund's bond investments will decline, resulting in capital losses to shareholders. In general, the shorter the maturity, the lower the risk and the lower the return.

                         Credit Risk
                         -----------

                         The Bond Funds can acquire corporate bonds that carry investment grade credit ratings, which are bonds rated by a Rating Agency in the four highest rating categories. Obligations rated in the fourth highest rating category are considered to have speculative characteristics. In addition, interest and principal payments on these securities may not be insured or guaranteed.

                         An issuer of fixed income securities could default on its obligations to pay interest and repay principal. A bond's credit rating could be downgraded. Both of these events could cause a Fund to lose money.

                         A full discussion of all permissible investments can be found in the SAI.



Who May Want to Invest?  Consider investing in a Bond Fund if you are:
                         . seeking to add a monthly income component to your
                           portfolio
                         . seeking higher potential returns than those provided
                           by money market funds
                         . willing to accept the risks of price and dividend
                           fluctuations

                         These Funds will not be appropriate for anyone:

                         . seeking safety of principal

RISK/RETURN SUMMARY AND FUND EXPENSES

FEES AND EXPENSES
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

                                                                                    INTERMEDIATE               SHORT TERM
                                                          INCOME FUND                BOND FUND                 BOND FUND
                                                    Investment  Institutional Investment  Institutional Investment  Institutional
                                                      Shares       Shares       Shares       Shares       Shares       Shares
------------------------------------------------------------------------------------------------------------------------------------
Shareholder Fees (fees paid directly from
 your investment)
Maximum Sales Charge (Load) Imposed on Purchases       None          None        None          None        None          None
Annual Fund Operating Expenses (expenses that
 are deducted from Fund assets)
Management Fees                                       0.60%         0.60%       0.55%         0.55%       0.50%         0.50%
Distribution (12b-1) Fees/4/                          0.25%          None       0.25%          None       0.25%/3/       None
Other Expenses                                        0.24%/1/      0.24%/1/    0.22%/2/      0.22%/2/    0.27%/3/      0.27%/3/
                                                      -----         -----       -----         -----       -----         -----
Total Annual Fund Operating Expenses                  1.09%/1/      0.84%/1/    1.02%/2/      0.77%/2/    1.02%/3/      0.77%/3/
Fee Waiver                                            0.01%/1/      0.01%/1/    0.01%/2/      0.01%/2/    0.11%/3/      0.01%/3/
                                                      -----         -----       -----         -----       -----         -----
Net Annual Fund Operating Expenses                    1.08%/1/      0.83%/1/    1.01%/2/      0.76%/2/    0.91%/3/      0.76%
                                                      =====         =====       =====         =====       =====         =====

 1 The Fund's Administrator has contractually agreed to waive a portion of the administration fee at least until December 31, 1999. As a result, Other Expenses would be 0.23% for both classes. You will be notified if the waiver is discontinued after that date.

 2 The Fund's Administrator has contractually agreed to waive a portion of the administration fee at least until December 31, 1999. As a result, Other Expenses would be 0.21% for both classes. You will be notified if the waiver is discontinued after that date.

 3 The Fund's Distributor has contractually agreed to waive a portion of the Fund's 12b-1 fees for Investment Shares at least until December 31, 1999. In addition, the Fund's Administrator has contractually agreed to waive a portion of the administration fee at least until December 31, 1999. Accordingly, Distribution Fees would be 0.15% and Other Expenses would be 0.26% for the Investment Shares and Other Expenses would be 0.26% for the Institutional Shares. You will be notified if either of these waivers is discontinued after that date.

 4 Investors should be aware that, due to the distribution fees, a long term shareowner in a Fund may pay over time more than the economic equivalent of the maximum front-end sales charge permitted under the rules of the National Association of Securities Dealers, Inc.

Example: This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The Example as-sumes:
 . $10,000 investment
 . 5% annual return
 . redemption at the end of each period
 . no changes in the Fund's operating expenses, except for the expiration of the current contractual fee waivers on December 31, 1999

Although your actual costs may be higher or lower, based upon these assump-tions, your costs would be:

                                                         INTERMEDIATE              SHORT TERM
                                INCOME FUND               BOND FUND                BOND FUND
                          Investment Institutional Investment Institutional Investment Institutional
                            Shares      Shares       Shares      Shares       Shares      Shares
----------------------------------------------------------------------------------------------------
One Year After Purchase     $  110      $   85       $  103       $ 78        $   93       $ 78
Three Years
 After Purchase             $  346      $  267       $  324       $245        $  314       $245
Five Years
 After Purchase             $  600      $  465       $  562       $427        $  553       $427
Ten Years After Purchase    $1,328      $1,036       $1,247       $953        $1,238       $953

RISK/RETURN SUMMARY AND FUND EXPENSES--MUNICIPAL BOND FUNDS

KENT TAX-FREE INCOME FUND

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE     Current income that is exempt from federal income tax

                         The Fund normally invests at least 80% of its net as-
PRINCIPAL INVESTMENT     sets in federally tax-exempt obligations. Federally
STRATEGIES               tax-exempt obligations consist of municipal bonds,
                         notes and commercial paper issued by states and other local governments that are exempt from federal taxes.
                         Securities whose interest is considered a tax prefer-ence item under the federal alternative minimum tax will be considered taxable for purposes of this poli-cy. The Fund maintains a dollar-weighted average portfolio maturity between ten and twenty-five years.

                         The Fund will purchase securities rated in one of the four highest rating categories by Rating Agencies or unrated securities of comparable quality.

                         While maturity and credit quality are the most impor-tant investment factors, the Fund also considers the following when making investment decisions:
                         . Current yield and yield to maturity.
                         . Potential for capital gain.

                         The Fund may also sell a security if it falls below
                         the minimum credit quality required for purchase.
--------------------------------------------------------------------------------

PERFORMANCE INFORMATION

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and as compared to a broad-based securities index. The Lehman Brothers Municipal Bond Index is an unmanaged index generally representative of general obligation municipal debt instruments with long-term maturities greater than two years.


Performance Bar Chart and Table Year-by-Year Total Returns as of 12/31 for Institutional Shares

(Both the chart and the table assume reinvestment of dividends and distribu-tions.)


The returns for Investment Shares will be lower than the Institutional Shares' returns shown in the bar chart because expenses of the classes differ.

                             [BAR CHART APPEARS HERE]

                               1996    1997    1998
                                ----    ----    ----
                              3.92%   8.59%   5.71%


                             Best quarter: Q2 19973.44%

                             Worst quarter: Q1 1996-0.89%


                    Past performance does not indicate how the Fund will perform in the future.

Average Annual Total Returns (for the periods ending December 31, 1998)

                                        Inception Date Past Year Since Inception
--------------------------------------------------------------------------------
  Investment Shares                        3/31/95       5.43%        6.82%
--------------------------------------------------------------------------------
  Institutional Shares                     3/20/95       5.71%        7.07%
--------------------------------------------------------------------------------
  Lehman Brothers Municipal Bond Index     3/31/95       6.48%        7.94%
--------------------------------------------------------------------------------

RISK/RETURN SUMMARY AND FUND EXPENSES

KENT INTERMEDIATE TAX-FREE FUND

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE     Current income that is exempt from federal income tax
PRINCIPAL INVESTMENT     The Fund normally invests at least 80% of its net
STRATEGIES               assets in federally tax-exempt obligations. Federally
                         tax-exempt obligations consist of municipal bonds, notes and commercial paper issued by states and other local governments that are exempt from federal taxes.
                         Securities whose interest is considered a tax preference item under the federal alternative minimum tax will be considered taxable for purposes of this policy. The Fund maintains a dollar-weighted average portfolio maturity between three and ten years.

                         The Fund will purchase securities rated in one of the four highest rating categories by Rating Agencies or unrated securities of comparable quality.

                         While maturity and credit quality are the most important investment factors, the Fund also considers the following when making investment decisions:
                         .Current yield and yield to maturity.
                         .Potential for capital gain.

                         The Fund may also sell a security if it falls below
                         the minimum credit quality required for purchase.
--------------------------------------------------------------------------------

PERFORMANCE INFORMATION

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and as compared to a broad-based securities in dex. The Lehman Brothers Three-Year General Obliga-tion Municipal Bond Index and the Lehman Brothers Five-Year General Obliga tion Municipal Bond Index are unmanaged indices of debt instruments issued by municipalities.

Performance Bar Chart and Table Year-by-Year Total Returns as of 12/31 for Institutional Shares
(Both the chart and the table assume reinvestment of dividends and distribu-tions.)

The returns for Investment Shares will be lower than the Institutional Shares' returns shown in the bar chart because expenses of the classes differ.


                           [BAR CHART APPEARS HERE]

                 1993    1994    1995    1996    1997    1998
                 ----    ----    ----    ----    ----    ----
                 8.51%   -3.00%  12.90%  3.41%   7.07%   5.37%


                      Best quarter: Q1 1995   5.42%

                      Worst quarter: Q1 1994 -3.95%

                  Past performance does not indicate how the Fund will perform in the future.

Average Annual Total Returns (for the periods ending December 31, 1998)

                                Inception Date Past Year Past 5 Years Since Inception
-------------------------------------------------------------------------------------
  Investment Shares                12/18/92      5.09%      4.83%          5.44%
-------------------------------------------------------------------------------------
  Institutional Shares             12/16/92      5.37%      5.04%          5.64%
-------------------------------------------------------------------------------------
  Lehman Brothers Three-Year
  General Obligation Municipal
  Bond Index                       12/31/92      5.17%      4.93%          5.12%
-------------------------------------------------------------------------------------
  Lehman Brothers Five-Year
  General Obligation Municipal
  Bond Index                       12/31/92      5.84%      5.36%          5.88%
-------------------------------------------------------------------------------------

RISK/RETURN SUMMARY AND FUND EXPENSES

KENT MICHIGAN MUNICIPAL BOND FUND

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE     Current income that is exempt from federal income tax
                         and Michigan personal income tax

PRINCIPAL INVESTMENT     The Fund normally invests at least 80% of its net
STRATEGIES               assets in federally tax-exempt obligations. Federally
                         tax-exempt obligations consist of municipal bonds, notes and commercial paper issued by states and other local governments that are exempt from federal taxes.
                         In addition, under normal market conditions, at least
                         65% of the Fund's total assets will be invested in municipal obligations issued by the State of Michigan or its political subdivisions. The Fund maintains a dollar-weighted average portfolio maturity between three and five years. No security in the Fund will have a remaining maturity of more than ten years.

                         The Fund will purchase securities rated in one of the four highest rating categories by Rating Agencies or unrated securities of comparable quality.

                         While maturity and credit quality are the most important investment factors, the Fund also considers the following when making investment decisions:
                         .Current yield and yield to maturity.
                         .Potential for capital gain.

                         The Fund may also sell a security if it falls below
                         the minimum credit quality required for purchase.
--------------------------------------------------------------------------------

PERFORMANCE INFORMATION

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and as compared to a broad-based securities index. The Lehman Brothers Three-Year General Obligation Municipal Bond Index is an unmanaged index of debt obligations issued by municipalities.

Performance Bar Chart and Table Year-by-Year Total Returns as of 12/31 for Institutional Shares
(Both the chart and the table assume reinvestment of dividends and distribu-tions.)

The returns for Investment Shares will be lower than the Institutional Shares' returns shown in the bar chart because expenses of the classes differ.


                           [BAR CHART APPEARS HERE]

                     1994    1995    1996    1997    1998
                     ----    ----    ----    ----    ----
                     0.36%   8.20%   3.51%   5.52%   4.75%


                      Best quarter: Q1 1995   3.01%

                      Worst quarter: Q1 1994 -1.48%

                   Past performance does not indicate
                   how the Fund will perform in the future.


Average Annual Total Returns (for the periods ending December 31, 1998)

                              Inception Date Past Year Past 5 Years Since Inception
-----------------------------------------------------------------------------------
  Investment Shares              5/11/93       4.60%      4.27%          4.29%
-----------------------------------------------------------------------------------
  Institutional Shares            5/3/93       4.75%      4.43%          4.46%
-----------------------------------------------------------------------------------
  Lehman Brothers Three-Year
  General Obligation
  Municipal Bond Index           4/30/93       5.17%      4.93%          4.96%
-----------------------------------------------------------------------------------

RISK/RETURN SUMMARY AND FUND EXPENSES

PRINCIPAL RISKS
--------------------------------------------------------------------------------

Principal                Investing in the Municipal Bond Funds involves the
Investment Risks -       risks common to any investment in securities. By it-
All Municipal Bond       self, no Fund constitutes a balanced investment pro-
Funds                    gram.

                         The Municipal Bond Funds will invest primarily in fixed income securities, which provide income and a level of protection of capital, but present a lower potential for capital appreciation than equity secu-rities.

                         There is no guarantee that the Funds will meet their goals. When you sell your shares in the Funds, they may be worth more or less than you paid for them. It is possible to lose money by investing in the Funds.

                         An investment in a Municipal Bond Fund is not a bank deposit and is not insured or guaranteed by the Fed-eral Deposit Insurance Corporation or any other gov-ernment agency.

                         Two principal risks of fixed income (bond) investing are market risk and selection risk. Market risk means that the bond market in general has ups and downs, which may affect the performance of any individual fixed income security. Selection risk means that the particular bonds that are selected for a Fund may underperform the market or other Funds with similar objectives.

                         Interest rate risk
                         All bonds fluctuate in value as interest rates fluc-tuate. Generally, as interest rates rise, the value of a Fund's bond investments will decline, resulting in capital losses to shareholders. In general, the shorter the maturity, the lower the risk and the lower the return.

                         Credit risk

                         The Bond Funds can acquire bonds that carry invest-ment grade credit ratings, which are bonds rated by a Rating Agency in the four highest rating categories. Obligations rated in the fourth highest rating cate-gory are considered to have speculative characteris-tics. In addition, interest and principal payments on these securities may not be insured or guaranteed.

                         An issuer of fixed income securities could default on its obligations to pay interest and repay principal. A bond's credit rating could be downgraded. Both of these events could cause a Fund to lose money.

                         The types of obligations the Funds generally invest in are listed below in descending order of credit quality:
                         . general obligation bonds, which are backed by the
                           full faith, credit and taxing power of the munici-pality
                         . revenue bonds, which are backed only by revenues
                           from a particular facility or revenue source
                         . private activity bonds issued by industrial devel-
                           opment authorities, which are used to finance pri-vately owned facilities and which are backed by private entities. The credit quality of these bonds is a function of the creditworthiness of the pri-vate entity.

RISK/RETURN SUMMARY AND FUND EXPENSES

--------------------------------------------------------------------------------

                         . moral obligation securities, which are typically
                           issued by special purpose public authorities and are backed by a reserve fund. If the issuer draws on the reserve fund, the municipality is under no legal obligation to restore the funds.

Additional Principal     Concentration (State) Risk - Michigan Municipal Bond
Investment Risks         Fund

                         Due to the level of investment in municipal obliga-tions issued by the State of Michigan and its politi-cal subdivisions, the performance of the Fund will be closely tied to the economic and political conditions in the State of Michigan, and, therefore, an invest-ment in the Fund may be riskier than an investment in other types of municipal bond funds. The State's economy is principally dependent upon manufacturing (particularly automobiles, office equipment and other durable goods), tourism and agriculture and histori-cally has been highly cyclical. When a Fund's assets are concentrated in obligations from revenues of sim-ilar projects issued by issuers located in the same state or in industrial development bonds, the Fund will be subject to the particular risks (including legal and economic conditions) related to such secu-rities to a greater extent than if its assets were not so concentrated.

Who May Want to
Invest? Consider investing in a Municipal Bond Fund if you are:
                         .seeking to add a monthly income component to your
                          portfolio
                         .seeking higher potential returns than those provided
                          by money market funds
                         .willing to accept the risks of price and dividend
                          fluctuations
                         .seeking current income that is exempt from federal
                          income taxes (and, in the case of the Michigan Municipal Bond Fund, current income that is exempt from Michigan personal income taxes)
                         .willing to receive dividend distributions a portion
                          of which may be subject to the federal alternative minimum tax

                         The Municipal Bond Funds are not appropriate for:
                         .tax-exempt institutions and certain retirement plans
                          that are unable to benefit from the receipt of tax-exempt dividends
                         .anyone seeking safety of principal

RISK/RETURN SUMMARY AND FUND EXPENSES

FEES AND EXPENSES
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

                                                            TAX-FREE                INTERMEDIATE           MICHIGAN MUNICIPAL
                                                          INCOME FUND              TAX-FREE FUND               BOND FUND
                                                    Investment  Institutional Investment  Institutional Investment  Institutional
                                                      Shares       Shares       Shares       Shares       Shares       Shares
---------------------------------------------------------------------------------------------------------------------------------
Shareholder Fees (fees paid directly from
your investment)
Maximum Sales (Load) Charge Imposed on Purchases       None          None        None          None        None          None
Annual Fund Operating Expenses (expenses that
are deducted from Fund assets)                        0.55%         0.55%       0.50%         0.50%       0.45%         0.45%
Management Fees
Distribution (12b-1) Fees/4/                          0.25%          None       0.25%          None       0.25%/3/       None
Other Expenses                                        0.27%/1/      0.27%/1/    0.24%/2/      0.24%/2/    0.25%/3/      0.25%/3/
                                                      -----         -----       -----         -----       -----         -----
Total Annual Fund Operating Expenses                  1.07%/1/      0.82%/1/    0.99%/2/      0.74%/2/    0.95%/3/      0.70%/3/
Fee Waiver                                            0.01%/1/      0.01%/1/    0.01%/2/      0.01%/2/    0.11%/3/      0.01%/3/
                                                      -----         -----       -----         -----       -----         -----
Net Annual Fund Operating Expenses                    1.06%/1/      0.81%/1/    0.98%/2/      0.73%/2/    0.84%/3/      0.69%/3/
                                                      =====         =====       =====         =====       =====         =====

 1 The Fund's Administrator has contractually agreed to waive a portion of the administration fee at least until December 31, 1999. As a result, Other Expenses would be 0.26% for each class. You will be notified if the waiver is discontinued after that date.

 2 The Fund's Administrator has contractually agreed to waive a portion of the administration fee at least until December 31, 1999. As a result, Other Expenses would be 0.23% for each class. You will be notified if the waiver is discontinued after that date.

 3 The Fund's Distributor has contractually agreed to waive a portion of the Fund's 12b-1 fees for Investment Shares at least until December 31, 1999. In addition, the Fund's Administrator has contractually agreed to waive a portion of the administration fee at least until December 31, 1999. Accordingly, Distribution Fees would be 0.15% for the Investment Shares, and Other Expenses would be 0.24%, for the Investment Shares and Institutional Shares. You will be notified if either of these waivers is discontinued after that date.

 4 Investors should be aware that, due to the distribution fees, a long term shareowner in a Fund may pay over time more than the economic equivalent of the maximum front-end sales charge permitted under the rules of the National Association of Securities Dealers, Inc.

Example: This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The Example as-sumes:
 . $10,000 investment
 . 5% annual return
 . redemption at the end of each period
 . no changes in the Fund's operating expenses, except for the expiration of the current contractual fee waivers on December 31, 1999

Although your actual costs may be higher or lower, based upon these assump-tions, your cost would be:

                        TAX-FREE               INTERMEDIATE          MICHIGAN MUNICIPAL
                      INCOME FUND             TAX-FREE FUND              BOND FUND
                Investment Institutional Investment Institutional Investment Institutional
                  Shares      Shares       Shares      Shares       Shares      Shares
------------------------------------------------------------------------------------------
One Year
 After Purchase   $  108      $   83       $  100       $ 75        $   86       $ 70
Three Years
 After Purchase   $  339      $  261       $  314       $236        $  292       $223
Five Years
 After Purchase   $  589      $  454       $  546       $410        $  515       $389
Ten Years
 After Purchase   $1,305      $1,013       $1,212       $917        $1,156       $870

RISK/RETURN SUMMARY AND FUND EXPENSES--MONEY MARKET FUNDS

KENT MONEY MARKET FUND

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE           Current income.

PRINCIPAL INVESTMENT           The Fund invests in a broad range of U.S. Gov-
STRATEGIES                     ernment, bank and commercial obligations which
                               are considered to be of high credit quality and
                               easily sold in the secondary market. These se-
                               curities will have short term debt ratings in
                               the two highest rating categories of at least
                               two Rating Agencies or will be unrated securi-
                               ties of comparable quality. The Fund's dollar-
                               weighted average portfolio maturity will not
                               exceed 90 days. The Fund will not purchase any
                               security which matures in more than 397 days.
                               The Fund seeks to maintain a stable net asset
                               value of $1.00 per share, although there is no
                               guarantee that the net asset value will not
                               vary.
--------------------------------------------------------------------------------

PERFORMANCE INFORMATION

The bar chart and table provide an indication of the risks of an invest-ment in the Fund by show-ing its performance from year to year.

Performance Bar Chart and Table
Year-by-Year Total Returns as of 12/31 for Institutional Shares

(Both the chart and the table assume reinvestment of dividends and distribu-tions.)

The returns for Invest-ment Shares will be lower than the Institutional Shares' returns shown in the bar chart because ex-penses of the classes differ.

                           [BAR CHART APPEARS HERE]

         1991    1992    1993    1994    1995    1996    1997    1998
         ----    ----    ----    ----    ----    ----    ----    ----
         5.65%   3.40%   2.68%   3.75%   5.58%   5.06%   5.23%   5.13%


                        Best quarter: Q1 19911.56%

                        Worst quarter: Q4 19930.55%

                Past performance does not indicate how the Fund will perform in the future.

Average Annual Total Returns (for the periods ending December 31, 1998)

                        Class Inception Past Year Past 5 Years Since Inception
------------------------------------------------------------------------------
  Investment Shares         12/9/92       5.13%      4.94%          4.48%
------------------------------------------------------------------------------
  Institutional Shares      12/3/90       5.13%      4.95%          4.58%
------------------------------------------------------------------------------

RISK/RETURN SUMMARY AND FUND EXPENSES

KENT GOVERNMENT MONEY MARKET FUND

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE     Current income.

PRINCIPAL INVESTMENT     The Fund invests in a broad range of U.S. Treasury
STRATEGIES               bills and notes and other obligations issued by the
                         U.S. Government and its agencies, repurchase agree-
                         ments based on these securities and shares of regis-
                         tered money market investment companies that invest
                         exclusively in these securities. The Fund's dollar-
                         weighted average portfolio maturity will not exceed
                         90 days. The Fund will not purchase any security
                         which matures in more than 397 days. The Fund seeks
                         to maintain a stable net asset value of $1.00 per
                         share, although there is no guarantee that the net
                         asset value per share will not vary.
--------------------------------------------------------------------------------

PERFORMANCE INFORMATION

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance for its first full fiscal year.

Performance Bar Chart and Table
Year-by-Year Total Returns as of 12/31 for Institutional Shares
(Both the chart and the table assume reinvestment of dividends and distributions.)

The returns for Investment Shares will be lower than the Institutional Shares' returns shown in the bar chart because expenses of the classes differ.

                           [BAR CHART APPEARS HERE]

                                     1998
                                     ----
                                     5.17%


                        Best quarter: Q3 1998  1.30%

                        Worst quarter: Q4 1998 1.21%

                Past performance does not indicate how the Fund will perform in the future.

Average Annual Total Returns (for the periods ending December 31, 1998)

                            Class Inception         Past Year         Since Inception
-------------------------------------------------------------------------------------
  Investment Shares             6/2/97                5.17%                5.23%
-------------------------------------------------------------------------------------
  Institutional Shares          6/2/97                5.17%                5.25%
-------------------------------------------------------------------------------------

RISK/RETURN SUMMARY AND FUND EXPENSES

KENT MICHIGAN MUNICIPAL MONEY MARKET FUND

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE     Current income that is exempt from federal income tax
                         and Michigan personal income tax.

PRINCIPAL INVESTMENT     The Fund normally invests at least 80% of its net as-
STRATEGIES               sets in federally tax-exempt obligations, which con-
                         sist of municipal bonds, notes and commercial paper
                         issued by states and local governments that are ex-
                         empt from federal taxes. The securities will have
                         short term debt ratings in the two highest rating
                         categories of at least two Rating Agencies or will be
                         unrated securities of comparable quality. Normally,
                         the Fund will invest at least 65% of its total assets
                         in municipal obligations issued by the State of Mich-
                         igan and its localities. The Fund's dollar-weighted
                         average portfolio maturity will not exceed 90 days.
                         The Fund will not purchase any security which matures
                         in more than 397 days. The Fund seeks to maintain a
                         stable net asset value of $1.00 per share, although
                         there is no guarantee that the net asset value will
                         not vary.
--------------------------------------------------------------------------------

PERFORMANCE INFORMATION

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year.

Performance Bar Chart and Table
Year-by-Year Total Returns as of 12/31 for Institutional Shares

(Both the chart and the table assume reinvestment of dividends and distributions.)

The returns for Investment Shares will be lower than the Institutional Shares' returns shown in the bar chart because expenses of the classes differ.

                           [BAR CHART APPEARS HERE]

             1992    1993    1994    1995    1996    1997    1998
             ----    ----    ----    ----    ----    ----    ----
             2.63%   2.00%   2.40%   3.50%   3.11%   3.31%   3.06%


                       Best quarter: Q4 1995  0.90%

                       Worst quarter: Q4 1993 0.40%

                  Past performance does not indicate how the Fund will perform in the future.

Average Annual Total Returns (for the periods ending December 31, 1998)

                        Class Inception Past Year Past 5 Years Since Inception
------------------------------------------------------------------------------
  Investment Shares        12/15/92       3.06%      3.07%          2.83%
------------------------------------------------------------------------------
  Institutional Shares       6/3/91       3.06%      3.07%          2.94%
------------------------------------------------------------------------------

RISK/RETURN SUMMARY AND FUND EXPENSES

PRINCIPAL RISKS
--------------------------------------------------------------------------------

Principal Investment     Investing in the Money Market Funds involves the
Risks -                  risks common to any investing in securities. By it-
All Money Market Funds   self, no Fund constitutes a balanced investment pro-
                         gram.

                         An investment in a Money Market Fund is not a bank deposit and is not insured or guaranteed by the Fed-eral Deposit Insurance Corporation or any other gov-ernment agency.

                         The Money Market Funds expect to maintain a net asset value of $1.00 per share, but there is no assurance that they will be able to do so on a continuous ba-sis.

                         There can be no assurance that the investment objec-tives of each Money Market Fund will be achieved.

                         Market Risk and Selection Risk
                         The Funds' performance per share will change daily based on many factors, including fluctuation in in-terest rates, the quality of the instruments in each Fund's investment portfolio, national and interna-tional economic conditions and general market condi-tions.

                         Credit Risk
                         The Money Market Funds may also be subject to credit risks. Therefore, they could lose money if the issuer of a security is unable to meet its financial obliga-tions.

Additional Principal     Concentration (State) Risk - Michigan Municipal Money
Investment Risks         Market Fund

                         Due to the level of investment in municipal obliga-tions issued by the State of Michigan and its local governments, the performance of the Michigan Munici-pal Money Market Fund will be closely tied to the economic and political conditions in the State of Michigan, and, therefore, an investment in the Fund may be riskier than an investment in other types of money market funds. The State's economy is princi-pally dependent upon manufacturing (particularly au-tomobiles, office equipment and other durable goods), tourism and agriculture and historically has been highly cyclical. The Michigan Municipal Money Market Fund may also be subject to credit risks of municipal issuers which may have historically experienced peri-ods of financial difficulties. When a Fund's assets are concentrated in obligations from revenues of sim-ilar projects issued by issuers located in the same state or in industrial development bonds, the Fund will be subject to the particular risks (including legal and economic conditions) related to such secu-rities to a greater extent than if its assets were not so concentrated.

Who May Want to
Invest?                  Consider investing in a Money Market Fund if you:
                         .are seeking preservation of capital
                         .have a low risk tolerance
                         .are willing to accept lower potential returns in
                          exchange for a high degree of safety
                         .are investing short-term reserves

                         .(in the case of the Michigan Municipal Money Market
                          Fund) are seeking current income exempt from federal income taxes and Michigan state personal income taxes

      RISK/RETURN SUMMARY AND FUND EXPENSES

--------------------------------------------------------------------------------

                         The Money Market Funds will not be appropriate for anyone:
                         .seeking high total returns
                         .pursuing a long-term goal or investing for
                          retirement

                         The Michigan Municipal Money Market Fund will not be appropriate for:
                         .tax-exempt institutions and certain retirement plans
                          that are unable to benefit from the receipt of tax-exempt dividends

                         .residents of states other than Michigan that are
                          unable to benefit from the receipt of dividends exempt from Michigan personal income taxes

RISK/RETURN SUMMARY AND FUND EXPENSES

FEES AND EXPENSES
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

                                                             MONEY                GOVERNMENT MONEY         MICHIGAN MUNICIPAL
                                                          MARKET FUND               MARKET FUND            MONEY MARKET FUND
                                                    Investment  Institutional Investment  Institutional Investment  Institutional
                                                      Shares       Shares       Shares       Shares       Shares       Shares
---------------------------------------------------------------------------------------------------------------------------------
Shareholder Fees (fees paid directly from your
investment)
Maximum Sales (Load) Charge Imposed on Purchases       None          None        None          None        None          None
Annual Fund Operating Expenses (expenses that
are deducted from Fund assets)
Management Fees                                       0.40%         0.40%       0.40%/2/      0.40%/2/    0.40%         0.40%
Distribution (12b-1) Fees/4/                           None          None        None          None        None          None
Other Expenses                                        0.24%/1/      0.24%/1/    0.29%/2/      0.29%/2/    0.24%/3/      0.24%/3/
                                                      -----         -----       -----         -----       -----         -----
Total Annual Fund Operating Expenses                  0.64%/1/      0.64%/1/    0.69%/2/      0.69%/2/    0.64%/3/      0.64%/3/
Fee Waiver                                            0.09%/1/      0.09%/1/    0.31%/2/      0.31%/2/    0.10%/3/      0.10%/3/
                                                      -----         -----       -----         -----       -----         -----
Net Annual Fund Operating Expenses                    0.55%/1/      0.55%/1/    0.38%/2/      0.38%/2/    0.54%/3/      0.54%/3/
                                                      =====         =====       =====         =====       =====         =====

 1 The Fund's Administrator has contractually agreed to waive a portion of the administration fee at least until December 31, 1999. As a result, Other Expenses would be 0.15% for both classes. You will be notified if the waiver is discontinued after that date.

 2 The Fund's Investment Adviser and its Administrator have contractually agreed to waive a portion of their investment advisory and administration fees at least until December 31, 1999. As a result, Management Fees would be 0.20% and Other Expenses would be 0.18% for both classes. You will be notified if either of these waivers is discontinued after that date.

 3 The Fund's Administrator has contractually agreed to waive a portion of the administration fee at least until December 31, 1999. As a result, Other Expenses would be 0.14% for both classes. You will be notified if the waiver is discontinued after that date.

 4 Investors should be aware that, due to the distribution fees, a long term shareowner in a Fund may pay over time more than the economic equivalent of the maximum front-end sales charge permitted under the rules of the National Association of Securities Dealers, Inc.

Example: This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The Example as-sumes:
 . $10,000 investment
 . 5% annual return
 . redemption at the end of each period
 . no changes in the Fund's operating expenses, except for the expiration of the current contractual fee waivers on December 31, 1999

Although your actual costs may be higher or lower, based upon these assump-tions, your costs would be:

                         MONEY                  GOVERNMENT           MICHIGAN MUNICIPAL
                      MARKET FUND           MONEY  MARKET FUND       MONEY MARKET FUND
                Investment Institutional Investment Institutional Investment Institutional
                  Shares      Shares       Shares      Shares       Shares      Shares
------------------------------------------------------------------------------------------
One Year
 After Purchase    $ 56        $ 56         $ 39        $ 39         $ 55        $ 55
Three Years
 After Purchase    $196        $196         $190        $190         $195        $195
Five Years
 After Purchase    $348        $348         $353        $353         $347        $347
Ten Years
 After Purchase    $790        $790         $829        $829         $789        $789

ADDITIONAL INFORMATION

Investing for
Defensive Purposes       When Lyon Street determines that market conditions
                         are appropriate, each of the Equity, Bond and Munici-pal Bond Funds may, for temporary defensive purposes, invest up to 100% of its assets in money market in-struments. Each of the Bond and Municipal Bond Funds may also shorten its dollar-weighted average maturity below its normal range if such action is deemed ap-propriate by Lyon Street for temporary defensive pur-poses. In addition, the Michigan Municipal Bond Fund may invest up to 100% of its total assets for tempo-rary defensive purposes in municipal bonds the income on which is exempt from federal income tax but not exempt from Michigan personal income taxes. The Mich-igan Municipal Money Market Fund may, for temporary defensive purposes, hold uninvested cash reserves or invest in short-term taxable money market obligations in such proportions as, in the opinion of Lyon
                         Street, prevailing market or economic conditions war-rant. If a Fund is investing defensively, it will not be pursuing its investment objective.

Year 2000 and the        Like other funds and business organizations around
Kent Funds               the world, the Fund could be adversely affected if
                         the computer systems used by the Adviser and the Fund's other service providers do not properly proc-ess and calculate date-related information for the year 2000 and beyond. In addition, year 2000 issues may adversely affect companies in which the Funds in-vest where, for example, such companies incur sub-stantial costs to address year 2000 issues or suffer losses caused by the failure to adequately or timely do so.

                         The Funds have been assured that the Adviser and other service providers have developed and are imple-menting clearly defined and documented plans intended to minimize risks to services critical to the Funds' operations associated with year 2000 issues. Internal efforts include a commitment to dedicate adequate staff and funding to identify and remedy year 2000 issues, and specific actions such as inventorying software systems, determining inventory items that may not function properly after December 31, 1999, reprogramming or replacing such systems, and retest-ing for year 2000 readiness. The Adviser and the Funds' service providers are likewise seeking assur-ances from their respective vendors and suppliers that such entities are addressing any year 2000 is-sues, and each provider intends to engage, where ap-propriate, in private and/or industry interface test-ing of systems for year 2000 readiness.

                         In the event that any systems upon which the Funds are dependent are not year 2000 ready by December 31, 1999, administrative errors and account maintenance failure would like occur.

                         While the ultimate costs or consequences of incom-plete or untimely resolution of year 2000 issues by the Adviser or the Funds' service providers cannot be accurately assessed at this time, the Fund currently has no reason to believe that the year 2000 plans of the Adviser and the Funds' service providers will not be completed by December 31, 1999, or that the antic-ipated costs associated with full implementation of their plans will have a material adverse impact on either their business operations or financial condi-tions or those of the Funds. The Funds and the Ad-viser will continue to closely monitor developments relating to this issue, including development by the Adviser and the Funds' service providers of contin-gency plans for providing back-up computer services in the event of a systems failure or the inability of any provider to achieve year 2000 readiness. Sepa-rately, the Adviser will monitor potential investment risk related to year 2000 issues.

FUND MANAGEMENT

INVESTMENT ADVISER
--------------------------------------------------------------------------------

The Funds are advised by Lyon Street, a wholly owned subsidiary of Old Kent Bank. Lyon Street maintains offices at 111 Lyon Street, NW, Grand Rapids, Mich-igan 49503. Old Kent Bank is a wholly owned subsidiary of Old Kent Financial Corporation, which is a financial services company with total assets as of De-cember 31, 1998 of approximately $16.6 billion. The Investment Management Group ("IMG") at Lyon Street has managed the Kent Funds since their inception. Prior to 1998, IMG managed the Funds as a division of Old Kent Bank. Old Kent Bank has managed the financial assets of individual and institutional investors for over 100 years. Lyon Street employs an experienced staff of professional in-vestment analysts, portfolio managers and traders, and uses several proprietary computer-based systems in conjunction with fundamental analysis to identify investment opportunities.

For these advisory services, the Funds paid fees as follows during the fiscal year ended December 31, 1998:


                                         As a percentage of
                                         average net assets
                                          as of 12 /31/98
-----------------------------------------------------------
   Growth and Income Fund                      0.70%
-----------------------------------------------------------
   Index Equity Fund                           0.25%*
-----------------------------------------------------------
   Large Company Growth Fund                     N/A**
-----------------------------------------------------------
   Small Company Growth Fund                   0.70%
-----------------------------------------------------------
   International Growth Fund                   0.75%
-----------------------------------------------------------
   Income Fund                                 0.60%
-----------------------------------------------------------
   Intermediate Bond Fund                      0.55%
-----------------------------------------------------------
   Short Term Bond Fund                        0.50%
-----------------------------------------------------------
   Tax-Free Income Fund                        0.55%
-----------------------------------------------------------
   Intermediate Tax-Free Fund                  0.50%
-----------------------------------------------------------
   Michigan Municipal Bond Fund                0.45%
-----------------------------------------------------------
   Money Market Fund                           0.40%
-----------------------------------------------------------
   Government Money Market Fund                0.20%*
-----------------------------------------------------------
   Michigan Municipal Money Market Fund        0.40%

*Lyon Street waived a portion of its contractual fees for these Funds for the most recent fiscal year. Contractual fees (without waivers) are 0.30% for the Index Equity Fund and 0.40% for the Government Money Market Fund.

**The Large Company Growth Fund was not operational during the fiscal year ended December 31, 1998. Contractual investment advisory fees for the Fund are 0.70%.

FUND MANAGEMENT

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

Lyon Street has several portfolio managers committed to the day-to-day manage-ment of the Funds:

         Manager                         Fund                               Experience
---------------------------------------------------------------------------------------------------
  Joseph T. Keating,     Mr. Keating is responsible for        . Mr. Keating has over twenty-two
  President and Chief    developing and implementing the         years of portfolio management
  Investment Officer     Funds' investment policies.             experience, including eleven years
  at Lyon Street                                                 with IMG
---------------------------------------------------------------------------------------------------
  Allan J. Meyers, CFA,  Mr. Meyers is portfolio manager for   . Mr. Meyers has over twenty-three
  Chief Equity Officer   the Growth and Income Fund and the      years of portfolio management
  at Lyon Street         Large Company Growth Fund. Mr. Meyers   experience, including fourteen
                         has been portfolio manager for the      years with IMG.
                         Growth and Income Fund since November
                         10, 1997.
---------------------------------------------------------------------------------------------------
  David C. Eder,         Mr. Eder has been co-portfolio        . Mr. Eder has over six years of
  Director of            manager of the Index Equity Fund and    portfolio management experience
  Structured Equity      International Growth Fund since         with IMG.
  Management at Lyon     January 1995.
  Street
---------------------------------------------------------------------------------------------------
  Brian J. Smolinski,    Mr. Smolinski has been co-portfolio   . Prior to joining IMG in June 1998,
  Investment Officer     manager for the Index Equity Fund,      Mr. Smolinski worked as an
                         and International Growth Funds since    Applications Business Analyst at
                         June 1998.                              Old Kent Bank for nine years.
                         Mr. Smolinski is also responsible for
                         developing and maintaining
                         proprietary software that is used in
                         researching structured equity
                         investments.
---------------------------------------------------------------------------------------------------
  Robert Cummisford,     Mr. Cummisford is portfolio manager   . Mr. Cummisford has over six years
  CFA, Director of       for the Small Company Growth Fund.      of portfolio management
  Small Company Stock                                            experience, including over two
  Management                                                     years with IMG.
  at Lyon Street                                                 .Prior to joining Old Kent, he was
                                                                 a Senior Consultant with Ibbotson
                                                                 Associates.
---------------------------------------------------------------------------------------------------
  Mitchell L. Stapley,   Mr. Stapley is the portfolio manager  . He has over fifteen years of
  CFA, Chief Fixed       of the Income Fund and Intermediate     portfolio management experience,
  Income Officer         Bond Fund, which he has managed since   including eleven years with IMG.
  at Lyon Street         their inception, and the Short Term
                         Bond Fund, which he has managed since
                         November 1996.
---------------------------------------------------------------------------------------------------
  Michael J. Martin,     Mr. Martin is co-portfolio manager    . Mr. Martin has over seven years of
  CFA, Director of Tax-  for each of the Municipal Bond Funds    experience at Old Kent, including
  Free Fixed Income      and is responsible for their day-to-    four years of portfolio management
  Management             day management. Mr. Martin has          experience with IMG.
  at Lyon Street         managed the Tax-Free Income Fund and    .Prior to IMG, Mr. Martin was an
                         Intermediate Tax-Free Fund since        Analyst of Special Assets at Old
                         November 10, 1997. He has been co-      Kent.
                         portfolio manager for the Michigan
                         Municipal Bond Fund since January
                         1995.
---------------------------------------------------------------------------------------------------
  Sarah M. Quirk,        Ms. Quirk has been co-portfolio       . Prior to joining Lyon Street, she
  Investment Officer     manager for each of the Municipal       was a Retail Trader-Fixed Income
                         Bond Funds since May 1, 1998.           Securities at Tucker Anthony, Inc.

The Statement of Additional Information has more detailed information about Lyon Street and the Funds' other service providers.

--------------------------------------------------------------------------------

DISTRIBUTOR, ADMINISTRATOR AND SUB-ADMINISTRATOR

BISYS Fund Services ("BISYS") provides management and administrative services to the Funds, including providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping and legal services. BISYS is also the distributor of the Funds' shares. BISYS Fund Services, Inc., an affiliate of BISYS, acts as the fund accountant, transfer agent and dividend paying agent of the Funds. BISYS and BISYS Fund Services, Inc. are each located at 3435 Stelzer Road, Columbus, Ohio 43219.

Old Kent provides certain administrative services to the Funds pursuant to a Sub-Administration Agreement between Old Kent and BISYS. BISYS has agreed to pay Old Kent a fee, calculated daily and paid monthly, at an annual rate of up to 0.05% of each Fund's average daily net assets. The fees paid to Old Kent by BISYS for such administrative services come out of BISYS' administration fees and are not an additional charge to the Funds.

SHAREHOLDER INFORMATION

PRICING OF FUND SHARES
--------------------------------------------------------------------------------
 How NAV is               Money Market Funds
 Calculated
 The NAV is               Each Money Market Fund's net asset value, or NAV, is
 calculated by adding     expected to be constant at $1.00 per share, although
 the total value of a     this value is not guaranteed. The NAV is determined
 Fund's invest- ments     at 12 noon Eastern time for the Michigan Municipal
 and other assets,        Money Market Fund and at 2:00 p.m. Eastern time for
 subtracting its          the Money Market Fund and Government Money Market
 liabilities and then     Fund on days the New York Stock Exchange is open.
 dividing that figure     The Money Market Funds value their securities at
 by the number of         their amortized cost. The amortized cost method in-
 outstanding shares       volves valuing a portfolio security initially at its
 of the Fund:             cost on the date of the purchase and thereafter as-
                          suming a constant amortization to maturity of the
                          difference between the principal amount due at matu-
                          rity and initial cost.
----------------------------
           NAV =
 Total Assets - Liabilities
 --------------------------
     Number of Shares
       Outstanding
----------------------------

                          Other Funds
 1. NAV is calculated     The per share NAV for each non-Money Market Fund is
    separately for        determined and its shares are priced at the close of
    the Investment        regular trading on the New York Stock Exchange, nor-
    Shares and the        mally at 4:00 p.m. Eastern time, on days the Ex-
    Institutional         change is open.
    Shares.


 2. You can find most
    Funds' NAV daily      Your order for purchase, sale or exchange of shares
    in The Wall           is priced at the next NAV calculated after your or-
    Street Journal        der is received in good order by the Fund on any day
    and in                that both the New York Stock Exchange and the Funds'
    other newspapers.     custodian are open for business. For example: If you
                          place a purchase order to buy shares of the Income
                          Fund, it must be received by 4:00 p.m. Eastern time in order to receive the NAV calculated at 4:00 p.m.
                          Eastern time. If your order is received after 4:00 p.m. Eastern time, you will receive the NAV calcu-lated on the next day at 4:00 p.m. Eastern time.


                          The non-Money Market Funds' securities, other than short-term debt obligations, are generally valued at current market prices unless market quotations are not available, in which case securities will be val-ued by a method that the Board of Trustees believes accurately reflects fair value. Debt obligations with remaining maturities of 60 days or less are valued at amortized cost or based on their acquisi-tion cost.

SHAREHOLDER INFORMATION

PURCHASING AND SELLING YOUR INVESTMENT SHARES
--------------------------------------------------------------------------------
Purchasing and Adding To Your Shares

You may purchase shares of the Funds through the Funds' Distributor or through banks, brokers and other investment representatives, which may charge addi-tional fees and may require higher minimum investments or impose other limita-tions on buying and selling shares. If you purchase shares through an invest-ment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale re-quests. Consult your investment representative or institution for specific in-formation.

--------------------------------------------------------------------------------
                                Minimum                Minimum
Account type               Initial Investment*   Subsequent Investment

 .Non-retirement accounts         1,000                 None
 .Retirement accounts          $    100                 None
 .Automatic investment plans   $  1,000                  $50
--------------------------------------------------------------------------------

 . All purchases must be in U.S. dollars.

 . A fee will be charged for any checks that do not clear.

 . Third-party checks are not accepted.

 . Investment Shares of certain Funds may be purchased through IRAs and Rollover
  IRAs, which are available through the Kent Funds.

 . For details and application forms, call 1-800-633-KENT (5368) or write to:
  Kent Funds, PO Box 182201, Columbus, OH 43218-2201.

A Fund may waive its minimum investment requirements and the Distributor may reject a purchase order if it considers it in the best interests of the Funds and their shareholders.

*Minimum initial investments may be waived for Lyon Street and Old Kent employees, investors in tax-sheltered plans, and investors in certain qualified retirement accounts.

--------------------------------------------------------------------------------

Avoid 31% Tax Withholding
Each Fund is required to withhold 31% of taxable dividends, capital gains dis-tributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

--------------------------------------------------------------------------------

SHAREHOLDER INFORMATION

PURCHASING AND SELLING YOUR INVESTMENT SHARES
--------------------------------------------------------------------------------

Instructions for Opening or Adding to an Account (For Institutional Shares, see "Purchasing and Selling Your Institutional Shares")

By Regular Mail or Overnight Service

Initial Investment:

If purchasing through your financial adviser or broker, simply tell your ad-viser or broker that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.
2. Make check, bank draft or money order payable to the "Kent Funds" and include the name of the appropriate Fund(s) on the check.

3. Send by regular mail to: Kent Funds, P.O. Box 182201, Columbus, OH 43218-2201. If by overnight service, send to: Kent Funds, c/o BISYS Fund Services,
   Attn: T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219.

Subsequent Investments:
1. Use the investment slip attached to your account statement, or, if unavailable, include the following information in writing:
  .Fund name
  .Share class
  .Amount invested
  .Account name
  .Account number
  Include your account number on your check.
2. Make check, bank draft or money order payable to the "Kent Funds."

3. If by regular mail to: Kent Funds, P.O. Box 182201, Columbus, OH 43218-2201. If by overnight service, send to: Kent Funds, c/o BISYS Fund Services, Attn:
   T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219.

Electronic Purchases

Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank. Your bank or broker may charge for this service.

Establish electronic purchase option on your account application or call 1-800-633-KENT (5368). Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-633-KENT (5368) to arrange a transfer from your bank account.

SHAREHOLDER INFORMATION

PURCHASING AND SELLING YOUR INVESTMENT SHARES
--------------------------------------------------------------------------------

                    ------------------------------------------------------------
                      Electronic vs. Wire Transfer
                      Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an electronic purchase or sale, the transaction is made through the Automated Clearing House (ACH). ACH transactions usually clear within 2 to 3 days, but may take up to 8 days.
                      There is generally no fee for ACH transactions.
                    ------------------------------------------------------------

By Wire Transfer

For Initial Investments: Call 1-800-633-KENT (5368) for a confirmation number and instructions for returning your completed application.

For Initial and Subsequent Investments:
Instruct your bank to wire transfer your investment to:

  Name of Bank: The Bank of New York

  Routing Number: ABA #021000018

  DDA# 8900375507
  Include:
  Your name
  Your confirmation number

After instructing your bank to wire the funds, call 1-800-633-KENT (5368) to advise us of the amount being transferred and the name of your bank.

Note: Your bank may charge a wire transfer fee.

--------------------------------------------------------------------------------
 You can add to your account by using the convenient options described below. The Funds reserve the right to change or eliminate these privileges at any time with 60 days' notice.
--------------------------------------------------------------------------------

SHAREHOLDER INFORMATION

PURCHASING AND SELLING YOUR INVESTMENT SHARES
--------------------------------------------------------------------------------

Automatic Investment Plan
 (Investment Shares Only)


You can make automatic investments in the Funds from your bank account, through payroll deduction or from your federal employment, Social Security Supplemental Security Income, or other regular government checks. Automatic investments can be as little as $50, once you've invested the $1,000 minimum required to open the account. Make sure you note:

To invest regularly from your bank account:
 . Complete the Automatic Investment Plan portion on your Account Application.
    .Your bank name, address and account number
    .The amount you wish to invest automatically (minimum $50)
    .How often you want to invest (every month, 4 times a year, twice a year or once a year)
    . Attach a voided personal check.

To invest regularly from your paycheck or government check:
Call 1-800-633-KENT (5368) for an enrollment form.

--------------------------------------------------------------------------------
Directed Dividend Option
 (Investment Shares Only)

By selecting the appropriate box in the Account Application, you can elect to receive your distributions in cash (check) or have distributions (capital gains and dividends) reinvested in another Kent Fund. You must maintain the minimum balance in each Fund into which you plan to reinvest dividends or the reinvestment will be suspended and your dividends will be paid to you. The Funds may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Dividends and Distributions

All dividends and distributions will be automatically reinvested unless you re-quest otherwise. You can receive them in cash or by electronic funds transfer to your bank account if you are not a participant in an IRA account or in a tax-qualified plan. Dividends are higher for Institutional Shares than for In-vestment Shares, because Institutional Shares have lower distribution expenses. Capital gains are distributed at least annually.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

SHAREHOLDER INFORMATION

PURCHASING AND SELLING YOUR INVESTMENT SHARES
--------------------------------------------------------------------------------

Instructions for selling shares
--------------------------------------------------------------------------------

WITHDRAWING MONEY FROM YOUR FUND ACCOUNT

You may sell your shares at any time the New York Stock Exchange and custodian are open for business. Your sales price will be the next NAV after your sell order is received by the Kent Funds, the Funds' transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. See section on "General Policies on Selling Shares" below.

--------------------------------------------------------------------------------
As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares. If you intend to redeem shares worth more than $1,000,000, you should notify the Funds at least one day in advance.
--------------------------------------------------------------------------------


If selling shares through your financial adviser or broker, ask him or her for redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions on the following page.

SHAREHOLDER INFORMATION

PURCHASING AND SELLING YOUR INVESTMENT SHARES

WITHDRAWING MONEY FROM YOUR FUND ACCOUNT

--------------------------------------------------------------------------------

By telephone          You can redeem up to $50,000 worth of Investment Shares
(unless you           by calling 1-800-633-KENT (5368). If the amount redeemed
have declined         is less than $2,500, then a check will be mailed to you
telephone sales       and if equal to or greater than $2,500, then the
privileges)           proceeds will be mailed or sent by wire or electronic
                      funds transfer to the bank listed on your account
                      application.
--------------------------------------------------------------------------------
By mail               1.Call 1-800-633-KENT (5368) to request redemption forms
                      or write a letter of instruction indicating:
(See "General         .your Fund and your account number
Policies on           .amount you wish to redeem
Selling               .address where your check should be sent
Shares - When         .account owner signature
Written Redemp-       If you have a stock certificate, you must sign on the
tion Requests         back and send it to the Kent Funds.*
are Required"
below.)


                      2.Mail to:
*Signatures on          Kent Funds
stock
certificates            P.O. Box 182201
must be                 Columbus, OH 43218-2201
guaranteed if
the amount
is greater than
$50,000 or your
address has
changed within
the last 3
months. See
"General
Policies on
Selling Shares"
for instructions
regarding
signature
guarantees.
--------------------------------------------------------------------------------
By overnight service  See instruction 1 above.
                      Send to:
                        Kent Funds
                        c/o BISYS Fund Services
                        Attn: T.A. Operations
                        3435 Stelzer Road
                        Columbus, OH 43219
--------------------------------------------------------------------------------
Wire Transfer         Call 1-800-633-KENT (5368) to request a wire transfer.
You must              If you call by 4 p.m. Eastern time, your payment will
indicate this         normally be wired to your bank on the next business day.
option on your
application.

The Funds may
charge a wire
transfer fee.

Note: Your
financial
institution may
also charge a
separate fee.
--------------------------------------------------------------------------------
Electronic Redemptions Call 1-800-633-KENT (5368) to request an electronic
Your bank must         redemption.
participate in
the Automated
Clearing House         If you call by 4 p.m. Eastern time, the NAV of your
(ACH) and must         shares will normally be determined on the same day and
be a U.S. bank.        the proceeds will be credited within 8 days.

Your bank may
charge for this
service.
--------------------------------------------------------------------------------
Automatic Withdrawal Plan
You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $100 and no more than 1.5% per month when your Automatic Withdrawal Plan was started. To activate this feature:
 . Make sure you've checked the appropriate box on the Account Application or call 1-800-633-KENT (5368).
 . Include a voided personal check.
 . Your account must have a value of $10,000 or more to start automatic redemptions of Investment Shares.
 . If the value of your account falls below $1,000, you may be asked to add sufficient funds to bring the account back to $1,000, or the Funds may close your account and mail the proceeds to you.

SHAREHOLDER INFORMATION

PURCHASING AND SELLING YOUR INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

Instructions for Accounts        To Sell Shares
                                 Choose from which Fund you wish to sell
                                 your shares.
To Open An Account

To open an account, call 1-      You can sell Institutional Shares by mail, by
800-633-KENT (5368) to           telephone or through a broker by following
obtain an account or wire        the procedures described for Investment
identification number and        Shares. We will send your Institutional Share
to place an order.*              proceeds by wire in federal funds to your
                                 commercial bank. To change the bank account,
Each Fund's minimum initial      you should call the Funds at 1-800-633-KENT
investment amount for            (5368).
Institutional Shares is
$100,000. Subsequent
investments may be made in
any amount.

--------------------------------------------------------------------------------

*Your purchase of Institutional Shares will not be completed until the Funds receive the actual purchase proceeds by wire transfer. Banks may charge for wiring federal funds.

GENERAL POLICIES ON SELLING SHARES
--------------------------------------------------------------------------------

When Written Redemption Requests are Required
You must request redemptions in writing in the following situations:
1.Redemptions from Individual Retirement Accounts ("IRAs").
2.Redemption requests requiring a signature guarantee, which include each of the following:
  .Redemptions over $50,000
  .The account address has changed within the last 90 days
  .The check is not being mailed to the address on your account
  .The check is not being made payable to the owner of the account
  .The redemption proceeds are being transferred to another Fund account with a different registration.

Signature guarantees can be obtained from a U.S. stock exchange member, a U.S. commercial bank or trust company, or any other financial institution that is a member of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Me-dallion Program) or is approved by the Kent Funds.

Verifying Telephone Redemptions

The Funds make every effort to ensure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protec-tion and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders.

Redemptions Within 10 Days of Investment

When you have made your investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 10 business days). You can avoid this delay by purchasing shares with a certified check.

SHAREHOLDER INFORMATION
GENERAL POLICIES ON SELLING SHARES
--------------------------------------------------------------------------------

Refusal of Redemption Request

The Funds may postpone payment for shares at times when the New York Stock Ex-change is closed or under any emergency circumstances as determined by the U.S. Securities and Exchange Commission. If you experience difficulty making a tele-phone redemption during periods of drastic economic or market change, you can send the Funds your request by regular or express mail. Follow the instructions above under "Withdrawing Money From Your Fund Account--By Mail" in this sec-tion.

Redemption In Kind

The Funds reserve the right to make payment in securities rather than cash, known as a "redemption in kind." This could occur under extraordinary circum-stances, such as a very large redemption that could affect Fund operations (for example, more than 1% of a Fund's net assets). If the Funds deem it advisable for the benefit of all shareholders, a redemption in kind will consist of secu-rities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

Closing of Small Accounts

If your account falls below $1,000 ($100 for IRA Accounts) for Investment Shares or $100,000 for Institutional Shares, a Fund may ask you to increase your balance. If it is still below the minimum level after 60 days, the Fund may close your account and send you the proceeds at the current NAV.

Undeliverable Redemption Checks

For any shareholder who chooses to receive distributions in cash: If distribu-tion checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Fund.


--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE FEES

12b-1 fees compensate the Distributor and other dealers and investment repre-sentatives for services and expenses relating to the sale and distribution of Investment Shares and for providing shareholder services to purchasers of In-vestment Shares. 12b-1 fees are paid from Fund assets relating to Investment Shares on an ongoing basis and will increase the cost of your investment. 12b-1 fees may cost you more than paying other types of sales charges.

                                        Investment Shares                             Institutional Shares
-----------------------------------------------------------------------------------------------------------------------
  Distribution (12b-1)  Subject to annual distribution and shareholder                             N/A
  Fees*                 servicing fees of up to 0.25% of  the average
                        daily net assets of each Fund's Investment Shares
-----------------------------------------------------------------------------------------------------------------------
  Fund Expenses         Higher annual expenses than Institutional shares. Lower annual expenses than Investment shares.

*For Non-Money Market Funds Only.

SHAREHOLDER INFORMATION
EXCHANGING YOUR SHARES
--------------------------------------------------------------------------------

Instructions for exchanging shares      You can exchange your
                                        shares in one Fund
                                        for shares of the
Exchanges may be made by sending a      same class of another
written request to Kent Funds,          Kent Fund. No trans-
P.O. Box 182201, Columbus OH            action fees are
43218-2201, or by calling 1-800-        charged for ex-
633-KENT (5368). Please provide         changes.
the following information:

  . Your name and telephone number

                                        You must meet the
  . The exact name on your account      minimum investment
    and account number                  requirements for the
                                        Fund into which you
  . Taxpayer identification number      are exchanging. Ex-
    (usually your Social Security       changes from one Fund
    number)                             to another are tax-
                                        able.
  . Dollar value or number of shares
    to be exchanged

  . The name of the Fund from which
    the exchange is to be made

  . The name of the Fund into which the exchange is being made.

See "General Policies on Selling your Shares" above for important information about telephone transactions.

To prevent disruption in the management of the Funds, due to market timing strategies, exchange activity may be limited to five exchanges within a year, or no more than three exchanges in a calendar quarter. Although unlikely, the Funds may reject exchanges, or change or terminate rights to exchange shares.
--------------------------------------------------------------------------------

Notes on Exchanges
The registration and tax identification numbers of the two accounts must be identical. If you don't have an account with the new Fund, a new account will be opened with the same features unless you write to tell us to change them.

The exchange privilege (including automatic exchanges) may be changed or elimi-nated at any time.

Be sure to read the Prospectus carefully of any Fund into which you wish to ex-change shares.

The exchange privilege is available only in states where shares of the new Fund may be sold.

If shares of a Fund are purchased by check, those shares cannot be exchanged until your check has been collected. This could take 10 days or more.

All exchanges are based on the relative net asset value next determined after the exchange order is received by the Funds.

When Institutional Shares are distributed to the beneficial owners of trust ac-counts, 401(k) plans, fiduciary or agency accounts, they can be in the form of Investment Shares.

SHAREHOLDER INFORMATION

DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

The Funds pay dividends to their shareholders from the Funds' respective net investment income. The Funds distribute any net capital gains that have been realized. Income dividends on each Fund are declared and paid monthly, except for the Money Market Funds, which declare dividends daily and pay them monthly, and the International Growth Fund, which pays dividends annually. Capital gains, if any, for all Funds are distributed at least annually.

Dividends on each share class of the Funds are determined in the same manner and are paid in the same amount. However, each share class bears all expenses associated with that particular class. Since Investment Shares have higher dis-tribution and service fees than Institutional Shares, the dividends paid to shareholders owning Investment Shares will be lower than those paid to share-holders owning Institutional Shares.

TAXATION
--------------------------------------------------------------------------------

Federal Taxes

Each Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of long-term capital gain over short-term capital loss). You will be subject to income tax on these distributions regardless of whether they are paid in cash or rein-vested in additional shares. Distributions attributable to the net capital gain of a Fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares. Other Fund distributions will generally be tax-able as ordinary income. You will be notified annually of the tax status of distributions to you.

You should note that if you purchase shares just prior to a capital gain dis-tribution, the purchase price will reflect the amount of the upcoming distribu-tion, but you will be taxable on the entire amount of the distribution re-ceived, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

Except in the case of the Money Market Funds, you will recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another Fund based on the difference between your tax basis in the shares and the amount you receive for them. (To aid in computing your tax basis, you generally should retain your account statements for the periods dur-ing which you held shares.) Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares.

The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-quali-fied plan) will not be currently taxable.

The International Growth Fund. It is expected that the International Growth Fund will be subject to foreign withholding taxes with respect to dividends or interest received from sources in foreign countries. The International Growth Fund may make an election to treat a proportionate amount of such taxes as con-stituting a distribution to each shareholder, which would allow each share-holder either (1) to credit such proportionate amount of taxes against U.S. federal income tax liability or (2) to take such amount as an itemized deduc-tion.

The Michigan Municipal Money Market Fund and the Municipal Bond Funds. It is expected that the Michigan Municipal Money Market Fund and the Municipal Bond Funds will distribute dividends derived from interest earned on tax-exempt se-curities, and these "exempt interest dividends" will be exempt income for shareholders for federal income tax purposes. However, distributions, if any, derived from net capital gains will generally be taxable to you as capital gains. The Municipal Bond Funds may pay such capital gains distributions from time to time. Dividends, if any, derived from taxable interest income will be taxable to you as ordinary income.

SHAREHOLDER INFORMATION

TAXATION
--------------------------------------------------------------------------------

Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Michigan Municipal Money Market Fund and the Municipal Bond Funds gener-ally will not be deductible for federal income tax purposes.

You should note that a portion of the exempt-interest dividends paid by the Michigan Municipal Money Market Fund and the Municipal Bond Funds may consti-tute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income tax-es.

If you receive an exempt-interest dividend with respect to any share and the share is held by you for six months or less, any loss on the sale or exchange of the share will be disallowed to the extent of such dividend amount.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of each Fund's distributions, if any, that are attributable to interest on federal se-curities or interest on securities of the particular state or an agency there-of.

Because the Michigan Municipal Bond Fund and the Michigan Municipal Money Market Fund intend to invest substantially all of their assets in tax-exempt obligations of the State of Michigan or its political subdivisions, shareholders who are subject to Michigan state income tax will generally not be subject to tax on dividends paid by these Funds to the extent that the dividends are attributable to interest income of these Funds. Shareholders should consult their tax advisers regarding the tax status of distributions in their state and locality.

FINANCIAL HIGHLIGHTS


The financial highlights tables are intended to help you understand the Funds' financial performance for the past 5 years or, if shorter, the period of each Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Funds' financial statements, are included in the Funds' annual report, which is available upon request.

 FINANCIAL HIGHLIGHTS

 EQUITY FUNDS
 INSTITUTIONAL SHARES
 ------------------------------------------------------------------------------

 Year ended December 31

                     Income (Loss) from
                   Investment Operations                    Less Dividends and Distributions from
                ----------------------------             -------------------------------------------
                           Net Realized and
                           Unrealized Gains                                    Net Realized
                              (Losses) on                                        Gains on
                             Investments,       Total                          Investments,    In
      Net Asset            Futures Contracts   Income               In Excess    Futures     Excess                   Net
       Value,      Net        and Foreign    (Loss) from    Net       of Net    Contracts    of Net      Total     Change in
      Beginning Investment     Currency      Investment  Investment Investment and Foreign  Realized Dividends and Net Asset
      of Period   Income     Translations    Operations    Income     Income     Currency    Gains   Distributions   Value
 ---------------------------------------------------------------------------------------------------------------------------
GROWTH AND INCOME FUND
Ticker Symbol: KNVEX
1994   $10.91      0.31          (0.26)          0.05      (0.31)       **        (0.15)       --        (0.46)      (0.41)
1995   $10.50      0.33           3.28           3.61      (0.33)       --        (0.53)       --        (0.86)       2.75
1996   $13.25      0.30           2.16           2.46      (0.30)       --        (1.51)       --        (1.81)       0.65
1997   $13.90      0.25           3.04           3.29      (0.25)       --        (1.39)       --        (1.64)       1.65
1998   $15.55      0.13           4.03           4.16      (0.13)     (0.01)      (1.54)       --        (1.68)       2.48
 ---------------------------------------------------------------------------------------------------------------------------
INDEX EQUITY FUND
Ticker Symbol: KNIEX
1994   $11.04      0.25          (0.15)          0.10      (0.26)       --        (0.20)       --        (0.46)      (0.36)
1995   $10.68      0.26           3.44           3.70      (0.25)       --        (1.57)       --        (1.82)       1.88
1996   $12.56      0.26           2.47           2.73      (0.26)       --        (0.28)     (0.04)      (0.58)       2.15
1997   $14.71      0.25           4.50           4.75      (0.25)       --        (0.05)     (0.02)      (0.32)       4.43
1998   $19.14      0.24           5.14           5.38      (0.24)       --        (0.04)       --        (0.28)       5.10
 ---------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY GROWTH FUND
Ticker Symbol: KNEEX
1994   $12.50      0.10          (0.10)           --       (0.09)     (0.01)      (0.41)       --        (0.51)      (0.51)
1995   $11.99      0.10           2.64           2.74      (0.10)       --        (0.81)       --        (0.91)       1.83
1996   $13.82      0.12           2.55           2.67      (0.12)       --        (0.72)       --        (0.84)       1.83
1997   $15.65      0.04           4.19           4.23      (0.04)     (0.02)      (1.43)       --        (1.49)       2.74
1998   $18.39      0.03          (1.08)         (1.05)     (0.03)       --        (1.85)       --        (1.88)      (2.93)
 ---------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH FUND
Ticker Symbol: KNINX
1994   $12.84      0.12           0.61           0.73      (0.07)     (0.03)      (0.41)       --        (0.51)       0.22
1995   $13.06      0.13           1.54           1.67      (0.13)     (0.11)      (0.31)       --        (0.55)       1.12
1996   $14.18      0.13           0.70           0.83      (0.10)     (0.02)      (0.13)     (0.01)      (0.26)       0.57
1997   $14.75      0.11           0.26           0.37      (0.09)     (0.06)      (0.07)     (0.01)      (0.23)       0.14
1998   $14.89      0.14           2.48           2.62      (0.07)     (0.12)      (1.41)       --        (1.60)       1.02
 ---------------------------------------------------------------------------------------------------------------------------
                                       Ratios/Supplemental Data:
                        -------------------------------------------------------
                                                Ratio of
                                                  Net
      Net Asset         Net Assets,  Ratio of  Investment  Ratio of
       Value,             End of     Expenses  Income to   Expenses   Portfolio
       End of   Total     Period    to Average  Average   to Average  Turnover
       Period   Return    (000's)   Net Assets Net Assets Net Assets*  Rate(1)
 ------------------------------------------------------------------------------
GROWTH AND INCOME FUND
Ticker Symbol: KNVEX
1994   $10.50    0.51%   $308,825      0.98%      3.04%       ***         28%
1995   $13.25   34.91%   $401,371      0.94%      2.73%       ***         58%
1996   $13.90   19.47%   $500,857      0.95%      2.18%      0.95%        39%
1997   $15.55   24.14%   $697,973      0.92%      1.61%      0.93%        88%
1998   $18.03   28.07%   $827,828      0.93%      0.77%      0.94%        20%
 ------------------------------------------------------------------------------
INDEX EQUITY FUND
Ticker Symbol: KNIEX
1994   $10.68    0.86%   $245,550      0.58%      2.32%      0.58%        50%
1995   $12.56   36.23%   $183,877      0.56%      2.14%      0.56%         3%
1996   $14.71   22.18%   $243,438      0.49%      1.91%      0.59%         2%
1997   $19.14   32.55%   $590,241      0.43%      1.44%      0.54%         1%
1998   $24.24   28.26%   $771,147      0.42%      1.10%      0.55%        12%
 ------------------------------------------------------------------------------
SMALL COMPANY GROWTH FUND
Ticker Symbol: KNEEX
1994   $11.99   (0.06%)  $304,179      0.98%      0.79%       ***         20%
1995   $13.82   23.75%   $450,072      0.97%      0.83%       ***         30%
1996   $15.65   19.56%   $544,081      0.96%      0.78%      0.96%        16%
1997   $18.39   27.94%   $719,998      0.93%      0.24%      0.94%        32%
1998   $15.46   (6.15%)  $760,335      0.94%      0.18%      0.95%        41%
 ------------------------------------------------------------------------------
INTERNATIONAL GROWTH FUND
Ticker Symbol: KNINX
1994   $13.06    5.73%   $178,186      1.22%      0.87%       ***         20%
1995   $14.18   13.00%   $286,545      1.17%      1.35%       ***          6%
1996   $14.75    5.87%   $387,799      1.09%      0.97%      1.09%        13%
1997   $14.89    2.54%   $492,598      1.05%      0.80%      1.06%         3%
1998   $15.91   17.92%   $528,500      1.05%      0.87%      1.06%        22%
 ------------------------------------------------------------------------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

 **  Amount is less than $0.005.

 *** During the period, there were no waivers and/or reimbursements.

 (1) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

 FINANCIAL HIGHLIGHTS

 EQUITY FUNDS

 INVESTMENT SHARES
 ------------------------------------------------------------------------------

 Year ended December 31

                     Income (Loss) from
                   Investment Operations                    Less Dividends and Distributions from
                ----------------------------             -------------------------------------------
                           Net Realized and
                           Unrealized Gains                                    Net Realized
                              (Losses) on                                        Gains on
                             Investments,       Total                          Investments,    In
      Net Asset    Net     Futures Contracts   Income               In Excess    Futures     Excess                   Net
       Value,   Investment    and Foreign    (Loss) from    Net       of Net    Contracts    of Net      Total     Change in
      Beginning   Income       Currency      Investment  Investment Investment and Foreign  Realized Dividends and Net Asset
      of Period   (Loss)     Translations    Operations    Income     Income     Currency    Gains   Distributions   Value
 ---------------------------------------------------------------------------------------------------------------------------
GROWTH AND INCOME FUND
Ticker Symbol: KNVIX
1994   $10.87       0.32         (0.27)          0.05       (0.31)       **       (0.15)        --       (0.46)      (0.41)
1995   $10.46       0.30          3.26           3.56       (0.30)       --       (0.53)        --       (0.83)       2.73
1996   $13.19       0.26          2.15           2.41       (0.26)     (0.02)     (1.51)        --       (1.79)       0.62
1997   $13.81       0.21          3.02           3.23       (0.21)       --       (1.39)        --       (1.60)       1.63
1998   $15.44       0.08          4.00           4.08       (0.08)     (0.02)     (1.54)        --       (1.64)       2.44
 ---------------------------------------------------------------------------------------------------------------------------
INDEX EQUITY FUND
Ticker Symbol: KNIOX
1994   $11.07       0.26         (0.17)          0.09       (0.26)       --       (0.20)        --       (0.46)      (0.37)
1995   $10.70       0.23          3.44           3.67       (0.23)       --       (1.57)        --       (1.80)       1.87
1996   $12.57       0.22          2.48           2.70       (0.22)     (0.01)     (0.32)        --       (0.55)       2.15
1997   $14.72       0.20          4.51           4.71       (0.20)     (0.01)     (0.06)      (0.01)     (0.28)       4.43
1998   $19.15       0.18          5.14           5.32       (0.18)       --       (0.04)        --       (0.22)       5.10
 ---------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY GROWTH FUND
Ticker Symbol: KNEMX
1994   $12.49       0.10         (0.11)         (0.01)      (0.08)     (0.01)     (0.41)        --       (0.50)      (0.51)
1995   $11.98       0.07          2.64           2.71       (0.07)       --       (0.81)        --       (0.88)       1.83
1996   $13.81       0.07          2.54           2.61       (0.08)     (0.01)     (0.72)        --       (0.81)       1.80
1997   $15.61        --           4.19           4.19         --       (0.04)     (1.43)        --       (1.47)       2.72
1998   $18.33      (0.01)        (1.08)         (1.09)        --         --       (1.85)        --       (1.85)      (2.94)
 ---------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH FUND
Ticker Symbol: KNIVX
1994   $12.81       0.14          0.56           0.70       (0.07)     (0.03)     (0.41)        --       (0.51)       0.19
1995   $13.00       0.14          1.50           1.64       (0.09)     (0.11)     (0.31)        --       (0.51)       1.13
1996   $14.13       0.12          0.66           0.78       (0.08)       --       (0.14)        --       (0.22)       0.56
1997   $14.69       0.08          0.25           0.33       (0.06)     (0.09)     (0.07)      (0.01)     (0.23)       0.10
1998   $14.79       0.10          2.46           2.56         --       (0.19)     (1.41)        --       (1.60)       0.96
 ---------------------------------------------------------------------------------------------------------------------------
                                         Ratios/Supplemental Data:
                          -------------------------------------------------------
                                                  Ratio of
                                                    Net
                                                 Investment
      Net Asset           Net Assets,  Ratio of    Income    Ratio of
       Value,               End of     Expenses  (Loss) to   Expenses   Portfolio
       End of     Total     Period    to Average  Average   to Average  Turnover
       Period   Return(1)   (000's)   Net Assets Net Assets Net Assets*  Rate(2)
 --------------------------------------------------------------------------------
GROWTH AND INCOME FUND
Ticker Symbol: KNVIX
1994   $10.46      0.50%    $ 8,005      0.98%      3.03%       ***         28%
1995   $13.19     34.61%    $11,079      1.18%      2.48%       ***         58%
1996   $13.81     19.14%    $15,063      1.09%      1.77%      1.09%        39%
1997   $15.44     23.89%    $35,343      1.17%      1.31%      1.18%        88%
1998   $17.88     27.68%    $50,458      1.18%      0.50%      1.19%        20%
 --------------------------------------------------------------------------------
INDEX EQUITY FUND
Ticker Symbol: KNIOX
1994   $10.70      0.75%    $ 4,736      0.60%      2.30%      0.60%        50%
1995   $12.57     35.81%    $ 6,612      0.80%      1.86%      0.81%         3%
1996   $14.72     21.92%    $ 9,925      0.74%      1.67%      0.84%         2%
1997   $19.15     32.24%    $27,922      0.68%      1.20%      0.79%         1%
1998   $24.25     27.93%    $38,205      0.67%      0.85%      0.80%        12%
 --------------------------------------------------------------------------------
SMALL COMPANY GROWTH FUND
Ticker Symbol: KNEMX
1994   $11.98     (0.08%)   $ 8,433      0.98%      0.79%       ***         20%
1995   $13.81     23.47%    $10,955      1.20%      0.59%       ***         30%
1996   $15.61     19.16%    $14,436      1.21%      0.53%      1.21%        16%
1997   $18.33     27.71%    $22,784      1.18%     (0.01%)     1.19%        32%
1998   $15.39     (6.40%)   $23,455      1.19%     (0.07%)     1.20%        41%
 --------------------------------------------------------------------------------
INTERNATIONAL GROWTH FUND
Ticker Symbol: KNIVX
1994   $13.00      5.51%    $ 6,539      1.25%      0.81%       ***         20%
1995   $14.13     12.86%    $ 7,548      1.40%      1.11%       ***          6%
1996   $14.69      5.57%    $ 8,799      1.34%      0.74%      1.34%        13%
1997   $14.79      2.25%    $ 9,780      1.30%      0.53%      1.31%         3%
1998   $15.75     17.60%    $12,390      1.30%      0.59%      1.31%        22%
 --------------------------------------------------------------------------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

 **  Amount is less than $0.005.

 *** During the period, there were no waivers and/or reimbursements.

 (1) Calculation does not include sales charge. Effective May 1, 1997, the Investment Shares were not assessed a sales charge.

 (2) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

 FINANCIAL HIGHLIGHTS

 BOND FUNDS
 INSTITUTIONAL SHARES
 ------------------------------------------------------------------------------

 Year ended December 31

                       Income (Loss) from                          Less Dividends and
                      Investment Operations                        Distributions from
                   ---------------------------             ----------------------------------
                                                  Total
         Net Asset            Net Realized and   Income               In Excess                                Net    Net Asset
          Value,      Net     Unrealized Gains (Loss) from    Net       of Net   Net Realized     Total     Change in  Value,
         Beginning Investment   (Losses) on    Investment  Investment Investment   Gains on   Dividends and Net Asset  End of
         of Period   Income     Investments    Operations    Income     Income   Investments  Distributions   Value    Period
 ------------------------------------------------------------------------------------------------------------------------------
INCOME FUND
Ticker Symbol: KNIIX
1995(2)   $10.00      0.55          0.92           1.47      (0.54)        --       (0.09)        (0.63)       0.84    $10.84
1996      $10.84      0.66         (0.56)          0.10      (0.65)     (0.10)      (0.03)        (0.78)      (0.68)   $10.16
1997      $10.16      0.68          0.34           1.02      (0.68)        --       (0.20)        (0.88)       0.14    $10.30
1998      $10.30      0.65          0.27           0.92      (0.65)        --       (0.24)        (0.89)       0.03    $10.33
 ------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE BOND FUND
Ticker Symbol: KNFIX
1994      $10.18      0.56         (0.88)         (0.32)     (0.54)     (0.01)      (0.02)        (0.57)      (0.89)   $ 9.29
1995      $ 9.29      0.65          0.81           1.46      (0.63)        --          --         (0.63)       0.83    $10.12
1996      $10.12      0.60         (0.32)          0.28      (0.61)     (0.03)         --         (0.64)      (0.36)   $ 9.76
1997      $ 9.76      0.59          0.14           0.73      (0.59)        --          --         (0.59)       0.14    $ 9.90
1998      $ 9.90      0.58          0.16           0.74      (0.58)        --          --         (0.58)       0.16    $10.06
 ------------------------------------------------------------------------------------------------------------------------------
SHORT TERM BOND FUND
Ticker Symbol: KNLMX
1994      $ 9.91      0.48         (0.38)          0.10      (0.49)        **          --         (0.49)      (0.39)   $ 9.52
1995      $ 9.52      0.55          0.43           0.98      (0.54)        --          --         (0.54)       0.44    $ 9.96
1996      $ 9.96      0.61         (0.21)          0.40      (0.61)        --          --         (0.61)      (0.21)   $ 9.75
1997      $ 9.75      0.61            --           0.61      (0.61)        --          --         (0.61)         --    $ 9.75
1998      $ 9.75      0.56          0.02           0.58      (0.56)        --          --         (0.56)       0.02    $ 9.77
 ------------------------------------------------------------------------------------------------------------------------------
                                  Ratios/Supplemental Data
                   -------------------------------------------------------
                                           Ratio of
                                             Net
                   Net Assets,  Ratio of  Investment  Ratio of
                     End of     Expenses  Income to   Expenses   Portfolio
         Total       Period    to Average  Average   to Average  Turnover
         Return      (000's)   Net Assets Net Assets Net Assets*  Rate(1)
 -------------------------------------------------------------------------
INCOME FUND
Ticker Symbol: KNIIX
1995(2)  15.05%++   $126,056      0.91%+     6.65%+      ***         50%
1996      1.19%     $240,060      0.83%      6.57%      0.83%       102%
1997     10.55%     $229,778      0.82%      6.65%      0.83%        84%
1998      9.29%     $231,017      0.83%      6.25%      0.84%       108%
 -------------------------------------------------------------------------
INTERMEDIATE BOND FUND
Ticker Symbol: KNFIX
1994     (3.19%)    $977,865      0.80%      6.03%       ***        124%
1995     16.18%     $854,801      0.77%      6.50%       ***        166%
1996      3.01%     $769,395      0.77%      6.18%      0.78%       135%
1997      7.80%     $762,740      0.75%      6.03%      0.76%       114%
1998      7.65%     $885,580      0.76%      5.77%      0.77%       106%
 -------------------------------------------------------------------------
SHORT TERM BOND FUND
Ticker Symbol: KNLMX
1994      1.03%     $176,765      0.73%      4.75%       ***         56%
1995     10.53%     $310,680      0.77%      5.60%       ***         75%
1996      4.22%     $235,430      0.70%      6.17%      0.70%        32%
1997      6.42%     $139,739      0.72%      6.04%      0.73%        89%
1998      6.14%     $139,229      0.76%      5.74%      0.77%        72%
 -------------------------------------------------------------------------

 +   Annualized.

 ++  Not Annualized.

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

 **  Amount is less than $0.005.

 *** During the period, there were no waivers and/or reimbursements.

 (1) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

 (2) The Institutional Class of the Income Fund commenced operations on March 20, 1995.

 FINANCIAL HIGHLIGHTS

 BOND FUNDS
 INVESTMENT SHARES
 ------------------------------------------------------------------------------

 Year ended December 31

                       Income (Loss) from                          Less Dividends and
                      Investment Operations                        Distributions from
                   ---------------------------             ----------------------------------
                                                  Total
         Net Asset            Net Realized and   Income               In Excess                                Net    Net Asset
          Value,      Net     Unrealized Gains (Loss) from    Net       of Net   Net Realized     Total     Change in  Value,
         Beginning Investment   (Losses) on    Investment  Investment investment   Gains on   Dividends and Net Asset  End of
         of Period   Income     Investments    Operations    Income     Income   Investments  Distributions   Value    Period
 ------------------------------------------------------------------------------------------------------------------------------
INCOME FUND
Ticker Symbol: N/A
1995(3)   $10.00      0.52          0.91           1.43      (0.52)        --       (0.09)        (0.61)       0.82    $10.82
1996      $10.82      0.66         (0.56)          0.10      (0.64)     (0.09)      (0.03)        (0.76)      (0.66)   $10.16
1997      $10.16      0.63          0.35           0.98      (0.65)        --       (0.20)        (0.85)       0.13    $10.29
1998      $10.29      0.62          0.28           0.90      (0.60)     (0.03)      (0.24)        (0.87)       0.03    $10.32
 ------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE BOND FUND
Ticker Symbol: KNFVX
1994      $10.19      0.57         (0.87)         (0.30)     (0.54)     (0.01)      (0.02)        (0.57)      (0.87)   $ 9.32
1995      $ 9.32      0.61          0.82           1.43      (0.61)        --          --         (0.61)       0.82    $10.14
1996      $10.14      0.58         (0.32)          0.26      (0.57)     (0.05)         --         (0.62)      (0.36)   $ 9.78
1997      $ 9.78      0.57          0.15           0.72      (0.57)        --          --         (0.57)       0.15    $ 9.93
1998      $ 9.93      0.54          0.16           0.70      (0.55)        --          --         (0.55)       0.15    $10.08
 ------------------------------------------------------------------------------------------------------------------------------
SHORT TERM BOND FUND
Ticker Symbol: KNLIX
1994      $ 9.91      0.47         (0.37)          0.10      (0.48)     (0.01)         --         (0.49)      (0.39)   $ 9.52
1995      $ 9.52      0.52          0.44           0.96      (0.53)        --          --         (0.53)       0.43    $ 9.95
1996      $ 9.95      0.59         (0.20)          0.39      (0.54)     (0.06)         --         (0.60)      (0.21)   $ 9.74
1997      $ 9.74      0.57          0.02           0.59      (0.59)        --          --         (0.59)         --    $ 9.74
1998      $ 9.74      0.55          0.02           0.57      (0.52)     (0.03)         --         (0.55)       0.02    $ 9.76
 ------------------------------------------------------------------------------------------------------------------------------
                                   Ratios/Supplemental Data:
                    -------------------------------------------------------
                                            Ratio of
                                              Net
                    Net Assets,  Ratio of  Investment  Ratio of
                      End of     Expenses  Income to   Expenses   Portfolio
           Total      Period    to Average  Average   to Average  Turnover
         Return(1)    (000's)   Net Assets Net Assets Net Assets*  Rate(2)
 --------------------------------------------------------------------------
INCOME FUND
Ticker Symbol: N/A
1995(3)    14.63%++   $ 1,961      1.14%+     6.40%+       **         50%
1996        1.16%     $ 2,722      1.08%      6.31%      1.08%       102%
1997       10.19%     $ 5,611      1.07%      6.38%      1.08%        84%
1998        9.04%     $10,629      1.08%      5.97%      1.09%       108%
 --------------------------------------------------------------------------
INTERMEDIATE BOND FUND
Ticker Symbol: KNFVX
1994       (3.01%)    $ 9,196      0.81%      5.94%        **        124%
1995       15.76%     $ 6,862      1.01%      6.24%        **        166%
1996        2.76%     $ 7,327      1.02%      5.92%      1.03%       135%
1997        7.62%     $ 6,972      1.00%      5.79%      1.01%       114%
1998        7.26%     $12,313      1.01%      5.51%      1.02%       106%
 --------------------------------------------------------------------------
SHORT TERM BOND FUND
Ticker Symbol: KNLIX
1994        1.01%     $ 1,649      0.74%      4.79%        **         56%
1995       10.30%     $ 1,634      0.91%      5.40%        **         75%
1996        4.06%     $ 1,667      0.85%      6.02%      0.96%        32%
1997        6.26%     $ 7,433      0.88%      5.75%      0.99%        89%
1998        6.00%     $ 6,126      0.91%      5.60%      1.02%        72%
 --------------------------------------------------------------------------

 +   Annualized.

 ++  Not Annualized.

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

 **  During the period, there were no waivers and/or reimbursements.

 (1) Calculation does not include sales charge. Effective May 1, 1997, the Investment Shares were not assessed a sales charge.

 (2) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

 (3) The date of initial public investment of the Investment Class of the Income Fund was March 22, 1995.

 FINANCIAL HIGHLIGHTS

 MUNICIPAL BOND FUNDS
 INSTITUTIONAL SHARES
 ------------------------------------------------------------------------------

 Year ended December 31

                       Income (Loss) from                          Less Dividends and
                      Investment Operations                        Distributions from
                   ---------------------------             ----------------------------------
                              Net Realized and
                              Unrealized Gains    Total                          Net Realized
         Net Asset              (Losses) on      Income               In Excess    Gains on                    Net    Net Asset
          Value,      Net     Investments and  (Loss) from    Net       of Net   Investments      Total     Change in  Value,
         Beginning Investment     Futures      Investment  Investment Investment and Futures  Dividends and Net Asset  End of
         of Period   Income      Contracts     Operations    Income     Income    Contracts   Distributions   Value    Period
 ------------------------------------------------------------------------------------------------------------------------------
TAX-FREE INCOME FUND
Ticker Symbol: KNTIX
1995(2)   $10.00      0.36          0.49           0.85      (0.36)        --          --         (0.36)       0.49    $10.49
1996      $10.49      0.46         (0.06)          0.40      (0.46)        --       (0.16)        (0.62)      (0.22)   $10.27
1997      $10.27      0.45          0.41           0.86      (0.45)        --       (0.03)        (0.48)       0.38    $10.65
1998      $10.65      0.44          0.15           0.59      (0.44)        --       (0.05)        (0.49)       0.10    $10.75
 ------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE TAX-FREE FUND
Ticker Symbol: KNMTX
1994      $10.45      0.40         (0.71)         (0.31)     (0.39)     (0.01)         --         (0.40)      (0.71)   $ 9.74
1995      $ 9.74      0.45          0.79           1.24      (0.45)     (0.01)         --         (0.46)       0.78    $10.52
1996      $10.52      0.44         (0.08)          0.36      (0.46)        **          --         (0.46)      (0.10)   $10.42
1997      $10.42      0.45          0.26           0.71      (0.45)        --          --         (0.45)       0.26    $10.68
1998      $10.68      0.45          0.11           0.56      (0.45)        --       (0.03)        (0.48)       0.08    $10.76
 ------------------------------------------------------------------------------------------------------------------------------
MICHIGAN MUNICIPAL BOND FUND
Ticker Symbol: KNMIX
1994      $10.06      0.37         (0.34)          0.03      (0.36)     (0.01)         --         (0.37)      (0.34)   $ 9.72
1995      $ 9.72      0.39          0.39           0.78      (0.37)     (0.01)         --         (0.38)       0.40    $10.12
1996      $10.12      0.39         (0.04)          0.35      (0.39)        --          --         (0.39)      (0.04)   $10.08
1997      $10.08      0.41          0.13           0.54      (0.41)        --          --         (0.41)       0.13    $10.21
1998      $10.21      0.40          0.08           0.48      (0.41)        --       (0.01)        (0.42)       0.06    $10.27
 ------------------------------------------------------------------------------------------------------------------------------
                                  Ratios/Supplemental Data:
                   -------------------------------------------------------
                                           Ratio of
                                             Net
                   Net Assets,  Ratio of  Investment  Ratio of
                     End of     Expenses  Income to   Expenses   Portfolio
         Total       Period    to Average  Average   to Average  Turnover
         Return      (000's)   Net Assets Net Assets Net Assets*  Rate(1)
 -------------------------------------------------------------------------
TAX-FREE INCOME FUND
Ticker Symbol: KNTIX
1995(2)   8.64%++   $121,855      0.73%+     4.44%+     0.91%+       10%
1996      3.92%     $109,948      0.82%      4.38%      0.82%        40%
1997      8.59%     $116,652      0.79%      4.32%      0.80%        16%
1998      5.71%     $128,232      0.81%      4.16%      0.82%        53%
 -------------------------------------------------------------------------
INTERMEDIATE TAX-FREE FUND
Ticker Symbol: KNMTX
1994     (3.00%)    $380,715      0.78%      4.07%      0.78%        36%
1995     12.90%     $283,733      0.72%      4.39%      0.72%         6%
1996      3.41%     $285,674      0.73%      4.34%      0.73%        35%
1997      7.07%     $275,641      0.72%      4.31%      0.73%        23%
1998      5.37%     $296,484      0.73%      4.22%      0.74%        40%
 -------------------------------------------------------------------------
MICHIGAN MUNICIPAL BOND FUND
Ticker Symbol: KNMIX
1994      0.36%     $118,485      0.49%      3.74%      0.74%        27%
1995      8.20%     $185,466      0.69%      3.81%      0.70%        42%
1996      3.51%     $152,623      0.70%      3.83%      0.70%        24%
1997      5.52%     $111,735      0.69%      4.04%      0.70%        13%
1998      4.75%     $117,957      0.69%      3.97%      0.70%        51%
 -------------------------------------------------------------------------

 +   Annualized.

 ++  Not Annualized.

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

 **  Amount is less than $0.005.

 (1) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

 (2) The Institutional Class of the Tax-Free Income Fund commenced operations on March 20, 1995.

 FINANCIAL HIGHLIGHTS

 MUNICIPAL BOND FUNDS
 INVESTMENT SHARES
 ------------------------------------------------------------------------------

 Year ended December 31

                       Income (Loss) from
                      Investment Operations                   Less Dividends and Distributions from
                   ---------------------------             -------------------------------------------
                              Net Realized and
                              Unrealized Gains    Total                          Net Realized    In
         Net Asset              (Losses) on      Income               In Excess    Gains on    Excess                   Net
          Value,      Net       Investments    (Loss) from    Net       of Net   Investments   of Net      Total     Change in
         Beginning Investment   and Futures    Investment  Investment Investment and Futures  Realized Dividends and Net Asset
         of Period   Income      Contracts     Operations    Income     Income    Contracts    Gains   Distributions   Value
 -----------------------------------------------------------------------------------------------------------------------------
TAX-FREE INCOME FUND
Ticker Symbol: N/A
1995(3)   $10.00      0.31          0.51           0.82      (0.30)        --          --         --       (0.30)       0.52
1996      $10.52      0.41         (0.05)          0.36      (0.43)        --       (0.12)     (0.04)      (0.59)      (0.23)
1997      $10.29      0.42          0.42           0.84      (0.42)     (0.01)      (0.03)        --       (0.46)       0.38
1998      $10.67      0.42          0.15           0.57      (0.42)        --       (0.05)        --       (0.47)       0.10
 -----------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE TAX-FREE FUND
Ticker Symbol: KNMBX
1994      $10.45      0.40         (0.71)         (0.31)     (0.39)     (0.01)         --         --       (0.40)      (0.71)
1995      $ 9.74      0.42          0.79           1.21      (0.42)     (0.01)         --         --       (0.43)       0.78
1996      $10.52      0.42         (0.09)          0.33      (0.41)     (0.02)         --         --       (0.43)      (0.10)
1997      $10.42      0.43          0.26           0.69      (0.43)        --          --         --       (0.43)       0.26
1998      $10.68      0.42          0.11           0.53      (0.42)        --       (0.03)        --       (0.45)       0.08
 -----------------------------------------------------------------------------------------------------------------------------
MICHIGAN MUNICIPAL BOND FUND
Ticker Symbol: KNMVX
1994      $10.08      0.35         (0.34)          0.01      (0.34)     (0.03)         --         --       (0.37)      (0.36)
1995      $ 9.72      0.37          0.40           0.77      (0.37)     (0.01)         --         --       (0.38)       0.39
1996      $10.11      0.38         (0.05)          0.33      (0.35)     (0.02)         --         --       (0.37)      (0.04)
1997      $10.07      0.39          0.14           0.53      (0.40)        --          --         --       (0.40)       0.13
1998      $10.20      0.39          0.07           0.46      (0.39)        --       (0.01)        --       (0.40)       0.06
                                             Ratios/Supplemental Data
                              -------------------------------------------------------
                                                      Ratio of
                                                        Net
         Net Asset            Net Assets,  Ratio of  Investment  Ratio of
          Value,                End of     Expenses  Income to   Expenses   Portfolio
          End of     Total      Period    to Average  Average   to Average  Turnover
          Period   Return(1)    (000's)   Net Assets Net Assets Net Assets*  Rate(2)
 ------------------------------------------------------------------------------------
TAX-FREE INCOME FUND
Ticker Symbol: N/A
1995(3)   $10.52      8.34%++   $  529      0.95%+     4.25%+      1.17%+      10%
1996      $10.29      3.53%     $  936      1.07%      4.14%       1.07%       40%
1997      $10.67      8.32%     $1,712      1.04%      4.05%       1.05%       16%
1998      $10.77      5.43%     $1,938      1.06%      3.91%       1.07%       53%
 ------------------------------------------------------------------------------------
INTERMEDIATE TAX-FREE FUND
Ticker Symbol: KNMBX
1994      $ 9.74     (3.03%)    $4,505      0.79%      3.99%       0.79%       36%
1995      $10.52     12.66%     $3,807      0.97%      4.13%       0.97%        6%
1996      $10.42      3.17%     $3,368      0.98%      4.09%       0.98%       35%
1997      $10.68      6.80%     $3,534      0.97%      4.06%       0.98%       23%
1998      $10.76      5.09%     $4,038      0.98%      3.97%       0.99%       40%
 ------------------------------------------------------------------------------------
MICHIGAN MUNICIPAL BOND FUND
Ticker Symbol: KNMVX
1994      $ 9.72      0.16%     $1,980      0.49%      3.80%       0.84%       27%
1995      $10.11      8.01%     $1,900      0.83%      3.68%       0.85%       42%
1996      $10.07      3.36%     $2,422      0.85%      3.68%       0.95%       24%
1997      $10.20      5.38%     $4,413      0.84%      3.88%       0.95%       13%
1998      $10.26      4.60%     $5,946      0.84%      3.82%       0.95%       51%
 ------------------------------------------------------------------------------------

 +   Annualized.

 ++  Not Annualized.

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

 (1) Calculation does not include sales charge. Effective May 1, 1997, the Investment Shares were not assessed a sales charge.

 (2) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

 (3) The date of initial public investment of the Investment Class of the Tax-Free Income Fund was March 31, 1995.

 FINANCIAL HIGHLIGHTS

 MONEY MARKET FUNDS
 INSTITUTIONAL SHARES
 ------------------------------------------------------------------------------

 Year ended December 31

                                                                                   Ratios/Supplemental Data:
                       Income                                            ---------------------------------------------
                     (Loss) from                                                                 Ratio of
                     Investment     Less                                                           Net
           Net Asset Operations: Dividends     Net    Net Asset          Net Assets,  Ratio of  Investment  Ratio of
            Value,       Net      from Net  Change in  Value,              End of     Expenses  Income to   Expenses
           Beginning Investment  Investment Net Asset  End of   Total      Period    to Average  Average   to Average
           of Period   Income      Income     Value    Period   Return     (000's)   Net Assets Net Assets Net Assets*
 ---------------------------------------------------------------------------------------------------------------------
  MONEY MARKET FUND
  Ticker Symbol: KIMXX
  1994      $1.000      0.040      (0.040)      --     $1.000    3.75%    $323,539     0.60%      3.65%       0.65%
  1995      $1.000      0.050      (0.050)      --     $1.000    5.58%    $424,815     0.55%      5.45%       0.63%
  1996      $1.000      0.050      (0.050)      --     $1.000    5.06%    $483,919     0.52%      4.95%       0.62%
  1997      $1.000      0.051      (0.051)      --     $1.000    5.23%    $474,378     0.52%      5.11%       0.62%
  1998      $1.000      0.050      (0.050)      --     $1.000    5.13%    $693,399     0.55%      5.00%       0.64%
 ---------------------------------------------------------------------------------------------------------------------
  GOVERNMENT MONEY MARKET FUND
  Ticker Symbol: KGIXX
  1997(1)   $1.000      0.031      (0.031)      --     $1.000    3.10%++  $ 94,624     0.35%+     5.23%+      0.69%+
  1998      $1.000      0.051      (0.051)      --     $1.000    5.17%    $166,922     0.38%      5.03%       0.69%
 ---------------------------------------------------------------------------------------------------------------------
  MICHIGAN MUNICIPAL MONEY MARKET FUND
  Ticker Symbol: KMIXX
  1994      $1.000      0.020      (0.020)      --     $1.000    2.40%    $128,164     0.60%      2.33%       0.70%
  1995      $1.000      0.030      (0.030)      --     $1.000    3.50%    $145,215     0.56%      3.45%       0.65%
  1996      $1.000      0.030      (0.030)      --     $1.000    3.11%    $155,424     0.54%      3.06%       0.64%
  1997      $1.000      0.033      (0.033)      --     $1.000    3.31%    $211,682     0.52%      3.27%       0.63%
  1998      $1.000      0.030      (0.030)      --     $1.000    3.06%    $323,272     0.54%      3.00%       0.64%
 ---------------------------------------------------------------------------------------------------------------------

 +   Annualized.

 ++  Not Annualized.

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

 (1) The Government Money Market Fund commenced operations on June 2, 1997.

 FINANCIAL HIGHLIGHTS

 MONEY MARKET FUNDS
 INVESTMENT SHARES
 ------------------------------------------------------------------------------

 Year ended December 31

                                                                                   Ratios/Supplemental Data:
                                                                         ---------------------------------------------
                     Income from                                                                 Ratio of
                     Investment     Less                                                           Net
           Net Asset Operations: Dividends     Net    Net Asset          Net Assets,  Ratio of  Investment  Ratio of
            Value,       Net      from Net  Change in  Value,              End of     Expenses  Income to   Expenses
           Beginning Investment  Investment Net Asset  End of   Total      Period    to Average  Average   to Average
           of Period   Income      Income     Value    Period   Return     (000's)   Net Assets Net Assets Net Assets*
 ---------------------------------------------------------------------------------------------------------------------
  MONEY MARKET FUND
  Ticker Symbol: N/A
  1994      $1.000      0.040      (0.040)      --     $1.000    3.71%     $  369       0.63%      3.58%      0.68%
  1995      $1.000      0.050      (0.050)      --     $1.000    5.56%     $1,227       0.55%      5.41%      0.62%
  1996      $1.000      0.050      (0.050)      --     $1.000    5.06%     $  804       0.52%      4.94%      0.62%
  1997      $1.000      0.051      (0.051)      --     $1.000    5.23%     $1,179       0.52%      5.11%      0.62%
  1998      $1.000      0.050      (0.050)      --     $1.000    5.13%     $3,728       0.55%      5.00%      0.64%
 ---------------------------------------------------------------------------------------------------------------------
  GOVERNMENT MONEY MARKET FUND
  Ticker Symbol: N/A
  1997(1)   $1.000      0.030      (0.030)      --     $1.000    3.06%++   $    2       0.43%+     5.17%+     0.77%+
  1998      $1.000      0.051      (0.051)      --     $1.000    5.17%     $   93       0.38%      4.92%      0.69%
 ---------------------------------------------------------------------------------------------------------------------
  MICHIGAN MUNICIPAL MONEY MARKET FUND
  Ticker Symbol: N/A
  1994      $1.000      0.020      (0.020)      --     $1.000    2.38%     $  379       0.63%      2.47%      0.73%
  1995      $1.000      0.030      (0.030)      --     $1.000    3.48%     $1,603       0.54%      3.48%      0.62%
  1996      $1.000      0.030      (0.030)      --     $1.000    3.11%     $  782       0.54%      3.06%      0.64%
  1997      $1.000      0.033      (0.033)      --     $1.000    3.31%     $  289       0.52%      3.22%      0.63%
  1998      $1.000      0.030      (0.030)      --     $1.000    3.06%     $  346       0.54%      3.02%      0.64%
 ---------------------------------------------------------------------------------------------------------------------

 +   Annualized.

 ++  Not Annualized.

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

 (1) The Government Money Market Fund commenced operations on June 2, 1997.

[KENT FUNDS RIGHT ON THE MONEY LOGO APPEARS HERE]

The following additional information is available to you upon request and without charge:

--------------------------------------------------------------------------------

Annual/Semi-Annual Reports:                   Annual and Semi-Annual reports to
                                              shareholders contain additional
                                              information about the Funds'
                                              investments. In the annual report,
                                              you will find a discussion of the
                                              market conditions and investment
                                              strategies that significantly
                                              affected Fund performance during
                                              the previous fiscal year.

Statement of Additional Information (SAI):    The SAI provides more detailed
                                              information about the Funds,
                                              including their operations and
                                              investment policies. It is
                                              incorporated by reference and is
                                              legally considered to be a
                                              part of this prospectus.

You can get free copies of Annual and Semi-Annual Reports and the SAI, request other information and discuss your questions about the Funds by contacting a broker or other financial institution that sells the Funds. In addition, you may contact the Funds at Kent Funds, P.O. Box 182201, Columbus, Ohio 43218-2201 or:

                                          -------------------------------------
                                           Telephone: 1-800-633-KENT (5368)

                                           Internet: http://www.kentfunds.com*
                                          -------------------------------------

You can review the Annual and Semi-Annual Reports and the SAI at the Public Reference Room of the Securities and Exchange
Commission. You can get copies:
 . For a fee, by writing the Public Reference Section of the
   Commission, Washington, D.C. 20549-6009 or calling 1-800-SEC-0330. . At no charge from the Commission's Website at http://www.sec.gov.



 * The Funds' website is not part of this Prospectus.

  Investment Company Act file no. 811-4824.

  KKF-0390 (5/99)